UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

2005 SEMIANNUAL REPORT

TIAA SEPARATE ACCOUNT VA-1

JUNE 30, 2005

Financial statements (unaudited) including summary portfolio of investments

Stock Index Account

Sign up for electronic delivery at www.tiaa-cref.org/howto/edelivery.html

PERFORMANCE OVERVIEW AS OF JUNE 30, 2005

		Average annual compound rates of total return
	Inception date	1 year	5 years	10 years
EQUITIES
Stock Index Account	11/1/1994	7.30%	-1.78%	9.60%

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

The TIAA Separate Account VA-1 is not promoted or sponsored by, or affiliated with, the Frank Russell Company.

Understanding this report

This report contains information about the TIAA Separate Account VA-1 and analyzes its recent results. It is a snapshot of the account at the end of a six-month period and can be a useful tool in evaluating your investment. The report includes four main sections.

•	The performance overview on the facing page shows returns for the account as of June 30, 2005.

•	The letter from TIAA-CREF’s chief investment officer describes how recent economic conditions affected the financial markets.

•	The account performance section compares the account’s returns with the returns of its benchmark and its peer group. This section also provides important expense information and discusses the major factors affecting the account’s performance.

•	The financial statements contain detailed information about the operations and financial condition of the account.

We want to remind you that the account’s current returns are available at the end of every business day from our automated telephone service or from the TIAA-CREF Web Center.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 223-1200 for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Contents

Report to policyholders	2

More information for policyholders	4

Special terms	5

Important information about expenses	6

Account performance

Stock Index Account	8

Summary portfolio of investments	11

Financial statements

Statement of assets and liabilities	16

Statement of operations	17

Statements of changes in net assets	18

Notes to financial statements	19

Management committee approval of investment management agreement	23

How to reach us	Inside back cover

Report to policyholders

During the first half of 2005, the prices of U.S. stocks were nearly flat, after making strong gains during 2004. The Russell 3000® Index, which measures the broad U.S. stock market, posted a drop of 0.01% for the six-month period.

Stocks were constrained by conflicting economic indicators that first sent the market into a substantial decline—the Russell 3000 was down 4.33% at the end of April—and then drove prices higher during May and June. By the end of the second quarter, the Russell index had regained nearly all of the ground lost during the year’s first four months.

Investors’ chief worry was that economic growth might be stalling. Initial data from the Department of Commerce indicated that the nation’s real Gross Domestic Product grew at an annual rate of 3.8% during the first quarter of 2005 but slowed to 3.4% in the second. Much of the growth came from the housing sector, where activity was spurred by low mortgage rates. At the end of June, the average rate on a 30-year mortgage was 5.53%, down from 6.21% a year earlier.

The utilization rate of the nation’s productive capacity stood at 80% in June, 2.2 percentage points above the level of June 2004 but still a full percentage point below the long-term average from 1972–2004. At the same time, inflation was fairly mild, at 2.5%.

Investors also worried about interest rates. During the year’s first six months, the Federal Reserve Board raised short-term interest rates four times, lifting them to 3.25%, their highest level since September 2001. Investors feared these increases would push long-term rates higher as well and bring the nation’s housing boom to an end.

The price of oil climbed throughout the period, finally peaking at a record $60.54 per barrel on June 27. Rising oil prices enabled both energy sectors of the Russell 3000 (integrated oils and “other energy”) to score double-digit gains for the six-month period.

However, fears that higher oil prices could fuel inflation while dampening consumer spending contributed to a decline in the auto sector and flat performance in the consumer discretionary goods sector in the second quarter.

Overall, stocks performed well during the second quarter. Small caps led the way, returning 4.32%, while mid caps and large caps returned 4.18% and 2.05%, respectively. The Russell 3000 gained 2.24%. The Lehman Brothers U.S. Aggregate Index, which measures the performance of investment-grade bonds, returned 3.01% for the quarter.

U.S. stock funds posted a net inflow of $73 billion during the

2    |  2005 Semiannual Report    TIAA Separate Account VA-1

Scott C. Evans

Executive Vice President and Chief Investment Officer

first half of the year, compared with $118 billion for the same period last year. Taxable bond funds, which had net outflows of $11 billion during the first half of 2004, had a net inflow of $12 billion.

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexed approach, a strategy that seeks a favorable long-term total return by investing in a diversified portfolio of stocks selected to track the broad U.S. stock market. The portfolio is carefully designed to match the characteristics of the account’s benchmark, the Russell 3000 Index.

Indexing provides a high level of diversification that enables a portfolio to capture the market’s gains when stocks move up and to avoid the worst losses of individual market sectors when stocks decline.

In addition, indexing helps keep an account’s expenses low, so that investors receive a larger share of the portfolio’s earnings. (Of course, low expenses do not necessarily mean higher returns.)

While past performance is no guarantee of future results, this approach has served the account well. During the six-month period, indexing enabled the account, which returned -0.36%, to outperform the -1.20% average return of similar variable annuities, as measured by Morningstar’s Large Blend (VA) category. Over the last decade, the account has produced a compound total return that has averaged 9.60% per year.

Scott C. Evans

Executive Vice President and

Chief Investment Officer

TIAA Separate Account VA-1    2005 Semiannual Report  |    3

More information for policyholders

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2005) in the following ways:

•	by visiting the TIAA-CREF Web Center at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

For the period ended June 30, 2005, and for other reporting periods, you can also obtain a complete listing of TIAA Separate Account VA-1’s holdings on Form N-CSR (for periods ended either June 30 or December 31) or on Form N-Q (for the most recently completed fiscal quarter, either March 31 or September 30)

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, or on the SEC Web site at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact/Help link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the account.

4    |  2005 Semiannual Report    TIAA Separate Account VA-1

Special terms

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index, used to compare the performance of an investment.*

Expense ratio is the amount that investors pay for the operation of a variable annuity. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with a similar objective whose performance is compared with the performance of a single variable annuity.

Relative performance is the return of a variable annuity in relationship to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed income”) or other investments.

Separate account is an account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the account’s holdings.

*	Russell 3000 is a trademark and service mark of the Frank Russell Company.

TIAA Separate Account VA-1    2005 Semiannual Report  |    5

Important information about expenses

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts using the TIAA Separate Account VA-1. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

	Stock Index Account expense example
	Starting account value (1/1/05)	Ending account value (6/30/05)	Expenses paid† (1/1/05-6/30/05)
Actual return	$1,000.00	$996.40	$3.29
5% annual hypothetical return	$1,000.00	1,021.66	3.34

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.67%.

6    |  2005 Semiannual Report    TIAA Separate Account VA-1

DISCLOSURE

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed rate of return of 5% per year before expenses—which is not the account’s actual return.

Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1    2005 Semiannual Report  |    7

Stock Index Account | U.S. stocks
DISCUSSION

Performance in the six months ended June 30, 2005

The Stock Index Account returned -0.36% for the period, lagging the -0.01% return of its benchmark, the Russell 3000® Index, but outperforming the -1.20% average return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category. The Morningstar category tracked 3,484 variable annuities as of June 30, 2005.

Stocks falter, then rebound

After rising 11.95% in 2004, the stocks of the Russell 3000 edged downward in the first half of 2005. The weak returns were concentrated in the first quarter, when the index lost 2.20%, reflecting concerns about higher oil prices and rising short-term U.S. interest rates.

At the end of April, the index was down 4.33% year-to-date, but it rebounded 3.79% in May and added another 0.70% in June.

During the six-month period, value stocks gained 1.69%, but growth stocks posted a 1.88% decline. Mid-cap stocks led the market with a 3.92% advance, while large caps returned 0.11% and small caps lost 1.25%.

Sector returns vary widely

The market’s driving factor was sector performance. Three of the four largest sectors of the Russell 3000 posted losses for the period: the financial sector, which makes up almost a quarter of the index, was off 1.5%; consumer discretionary goods, the next-largest sector, lost 3.9%; and technology dropped 5.6%. Among the four, only health care had a positive return, gaining 4.2%.

The integrated oils and “other energy” sectors—buoyed by oil prices that peaked above $60 a barrel in June—climbed 17.1% and 26.6%, respectively. Although these sectors made up a total of less than 10% of the Russell 3000 as of June 30, based on market capitalization, their strong performance contributed significantly to overall returns, particularly in June.

Among the benchmark’s five largest companies, in terms of market capitalization, the best returns for the period came from ExxonMobil, up 12.1%, and Pfizer, up 2.6%. The weakest performers in the group were Microsoft, General Electric and Citigroup, which returned -7.0%, -5.1% and -4.0%, respectively.

For the period, the account’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The account also had a risk profile similar to that of the benchmark.

8    |  2005 Semiannual Report    TIAA Separate Account VA-1

Stock Index Account | U.S. stocks
PERFORMANCE

Investment objective

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Special investment risks

Although this account attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. In addition, the account’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the account will match that of its index for any period of time.

The account’s benchmark

The Russell 3000® Index is an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	10 years	6 months	5 years	10 years
Stock Index Account	7.30%	-1.78%	9.60%	-0.36%	-8.62%	150.22%
Benchmark:
Russell 3000 Index[1]	8.05	-1.35	10.04	-0.01	-6.58	160.63

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.
[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

Account facts

Inception date	11/1/1994
Net assets (6/30/2005)	$892.49 million
Total annual expense ratio*	0.67%

*	The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	80.40
Middle: $1 billion–$5 billion	14.97
Small: under $1 billion	4.63

Total	100.00

TIAA Separate Account VA-1    2005 Semiannual Report  |    9

Stock Index Account | U.S. stocks
PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1995, would have grown to $25,022 as of June 30, 2005. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 21.46%, for the quarter ended December 31, 1998

Worst quarter: -17.24%, for the quarter ended September 30, 2002

*	Partial year

10    |  2005 Semiannual Report    TIAA Separate Account VA-1

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2005

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

PREFERRED STOCKS
PRIMARY METAL INDUSTRIES		$—	0.00%

TOTAL PREFERRED STOCKS	(Cost $20)	—	0.00

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS		153	0.02

AGRICULTURAL PRODUCTION-LIVESTOCK		81	0.01

AMUSEMENT AND RECREATION SERVICES		1,799	0.20

APPAREL AND ACCESSORY STORES		6,314	0.71

APPAREL AND OTHER TEXTILE PRODUCTS		1,511	0.17

AUTO REPAIR, SERVICES AND PARKING		656	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS		1,654	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES
Home Depot, Inc	145,203	5,649	0.63
Other		3,719	0.42

		9,368	1.05

BUSINESS SERVICES
Microsoft Corp	622,813	15,471	1.73
Oracle Corp	254,546	3,360	0.38
Other		44,908	5.03

		63,739	7.14

CHEMICALS AND ALLIED PRODUCTS
Abbott Laboratories	104,343	5,114	0.57
Amgen, Inc	83,273	5,035	0.57
Bristol-Myers Squibb Co	131,459	3,284	0.37
Lilly (Eli) & Co	66,027	3,678	0.41
Merck & Co, Inc	148,201	4,565	0.51
Pfizer, Inc	500,107	13,793	1.55
Procter & Gamble Co	167,777	8,850	0.99
Wyeth	90,059	4,008	0.45
Other		39,194	4.39

		87,521	9.81

COAL MINING		1,400	0.16

COMMUNICATIONS
BellSouth Corp	123,169	3,273	0.37
Comcast Corp (Class A)	136,849	4,201	0.47
SBC Communications, Inc	222,418	5,282	0.59
Verizon Communications, Inc	186,128	6,431	0.72
Other		19,051	2.13

		38,238	4.28

DEPOSITORY INSTITUTIONS
Bank of America Corp	270,494	12,337	1.38
Citigroup, Inc	349,905	16,176	1.81
JPMorgan Chase & Co	236,683	8,360	0.94
U.S. Bancorp	123,272	3,600	0.40

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Semiannual Report	11

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	DEPOSITORY INSTITUTIONS—(continued)
	Wachovia Corp	106,030	$5,259	0.59%
	Wells Fargo & Co	113,490	6,989	0.78
	Other		37,375	4.19

			90,096	10.09

	EATING AND DRINKING PLACES		6,482	0.73

	EDUCATIONAL SERVICES		1,818	0.20

	ELECTRIC, GAS, AND SANITARY SERVICES		35,824	4.01

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	434,873	8,310	0.93
	General Electric Co	713,383	24,719	2.77
	Intel Corp	415,202	10,820	1.21
	Qualcomm, Inc	109,876	3,627	0.41
	Other		29,993	3.36

			77,469	8.68

	ENGINEERING AND MANAGEMENT SERVICES		5,913	0.66

	FABRICATED METAL PRODUCTS		2,975	0.33

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	140,087	5,849	0.66
	PepsiCo, Inc	112,641	6,075	0.68
	Other		13,700	1.53

			25,624	2.87

	FOOD STORES		3,717	0.42

	FORESTRY		1,222	0.14

	FURNITURE AND FIXTURES		3,461	0.39

	FURNITURE AND HOMEFURNISHINGS STORES		3,860	0.43

	GENERAL BUILDING CONTRACTORS		5,019	0.56

	GENERAL MERCHANDISE STORES
	Target Corp	59,568	3,241	0.36
	Wal-Mart Stores, Inc	169,404	8,165	0.92
	Other		6,539	0.73

			17,945	2.01

	HEALTH SERVICES		10,497	1.18

	HEAVY CONSTRUCTION, EXCEPT BUILDING		65	0.01

	HOLDING AND OTHER INVESTMENT OFFICES		24,862	2.79

	HOTELS AND OTHER LODGING PLACES		3,908	0.44

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	51,762	3,742	0.42
*	Dell, Inc	165,495	6,539	0.73
	Hewlett-Packard Co	194,745	4,578	0.51
	International Business Machines Corp	108,517	8,052	0.90
	Other		24,948	2.80

			47,859	5.36

12	2005 Semiannual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	81,380	$4,215	0.47%
	Other		23,990	2.69

			28,205	3.16

	INSURANCE AGENTS, BROKERS AND SERVICE		4,048	0.45

	INSURANCE CARRIERS
	American International Group, Inc	154,346	8,968	1.00
	UnitedHealth Group, Inc	85,169	4,441	0.50
	Other		31,018	3.48

			44,427	4.98

	JUSTICE, PUBLIC ORDER AND SAFETY		118	0.01

	LEATHER AND LEATHER PRODUCTS		1,218	0.14

	LEGAL SERVICES		96	0.01

	LOCAL AND INTERURBAN PASSENGER TRANSIT		164	0.02

	LUMBER AND WOOD PRODUCTS		341	0.04

	METAL MINING		2,533	0.28

	MISCELLANEOUS MANUFACTURING INDUSTRIES		2,214	0.25

	MISCELLANEOUS RETAIL
	Walgreen Co	68,773	3,163	0.35
	Other		8,097	0.91

			11,260	1.26

	MOTION PICTURES
*	Time Warner, Inc	308,533	5,156	0.58
	Walt Disney Co	137,669	3,466	0.39
	Other		4,950	0.55

			13,572	1.52

	NONDEPOSITORY INSTITUTIONS
	American Express Co	73,785	3,928	0.44
	Fannie Mae	65,110	3,802	0.43
	Other		12,079	1.35

			19,809	2.22

	NONMETALLIC MINERALS, EXCEPT FUELS		663	0.07

	OIL AND GAS EXTRACTION		22,565	2.53

	PAPER AND ALLIED PRODUCTS		5,657	0.63

	PERSONAL SERVICES		1,631	0.18

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	141,134	7,892	0.88
	ConocoPhillips	93,657	5,384	0.60
	ExxonMobil Corp	428,176	24,607	2.76
	Other		5,576	0.63

			43,459	4.87

	PRIMARY METAL INDUSTRIES		5,914	0.66

	PRINTING AND PUBLISHING		10,325	1.16

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Semiannual Report	13

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2005	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

RAILROAD TRANSPORTATION		$4,045	0.45%

REAL ESTATE		1,033	0.12

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		933	0.10

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc	63,405	3,488	0.39
Morgan Stanley	73,699	3,867	0.44
Other		11,986	1.34

		19,341	2.17

SOCIAL SERVICES		106	0.01

SPECIAL TRADE CONTRACTORS		329	0.04

STONE, CLAY, AND GLASS PRODUCTS		988	0.11

TEXTILE MILL PRODUCTS		61	0.01

TOBACCO PRODUCTS
Altria Group, Inc	139,296	9,007	1.01
Other		1,207	0.13

		10,214	1.14

TRANSPORTATION BY AIR		3,192	0.36

TRANSPORTATION EQUIPMENT
Boeing Co	55,586	3,669	0.41
United Technologies Corp	68,847	3,535	0.40
Other		13,731	1.54

		20,935	2.35

TRANSPORTATION SERVICES		1,137	0.13

TRUCKING AND WAREHOUSING		3,989	0.45

WATER TRANSPORTATION		408	0.05

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	200,079	13,005	1.46
Other		3,983	0.44

		16,988	1.90

WHOLESALE TRADE-NONDURABLE GOODS		9,056	1.01

TOTAL COMMON STOCKS	(Cost $705,550)	892,024	99.95

TOTAL PORTFOLIO	(Cost $705,570)	892,024	99.95%
OTHER ASSETS AND LIABILITIES, NET		464	0.05

NET ASSETS		$892,488	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

14	2005 Semiannual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2005	concluded

Restricted securities held by the Account are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$ —	$—

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Semiannual Report	15

Statement of assets and liabilities (unaudited)	TIAA Separate Account VA-1 June 30, 2005

(amounts in thousands, except amount per accumulation unit)	Stock Index Account

ASSETS
Investments, at cost	$705,570
Net unrealized appreciation of investments	186,454
Investments, at value	892,024
Cash	326
Dividends and interest receivable	1,035
Total assets	893,385

LIABILITIES
Due to custodian	348
Payable for securities transactions	425
Amounts due to TIAA/TIAA-CREF Life and related entities	124
Total liabilities	897

NET ASSETS
Accumulation Fund	$892,488

Accumulation units outstanding—Notes 4 and 5	11,861

Net asset value per accumulation unit—Note 4	$75.24

16	2005 Semiannual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Statement of operations (unaudited)	TIAA Separate Account VA-1 Six Months Ended June 30, 2005

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Income:
Dividends	$7,806
Total income	7,806
EXPENSES—Note 2:
Investment advisory charges	1,323
Administrative expenses	882
Mortality and expense risk charges	1,765
Total expenses before waiver	3,970
Investment advisory charges waived	1,015
Net expenses	2,955
Investment income—net	4,851

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS—Note 3
Net realized gain (loss) on:
Portfolio investments	7,273
Futures transactions	(44)
Net realized gain on total investments	7,229
Net change in unrealized depreciation on:
Portfolio investments	(15,675)
Futures transactions	(9)
Net change in unrealized depreciation on total investments	(15,684)
Net realized and unrealized loss on total investments	(8,455)
Net decrease in net assets resulting from operations	$(3,604)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2005 Semiannual Report	17

Statements of changes in net assets (unaudited)	TIAA Separate Account VA-1

	Stock Index Account
(amounts in thousands)	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)

FROM OPERATIONS
Investment income—net	$4,851	$10,902
Net realized gain on investments	7,229	259
Net change in unrealized appreciation (depreciation) on investments	(15,684)	81,130
Net increase (decrease) in net assets resulting from operations	(3,604)	92,291

FROM CONTRACTOWNER TRANSACTIONS
Premiums	12,253	34,942
Net contractowner transfers from (to) fixed account	(9,431)	(1,800)
Withdrawals and death benefits	(22,208)	(36,702)
Net decrease in net assets resulting from contractowner transactions	(19,386)	(3,560)
Net increase (decrease) in net assets	(22,990)	88,731

NET ASSETS
Beginning of year	915,478	826,747
End of period	$892,488	$915,478

18	2005 Semiannual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)	TIAA Separate Account VA-1 Stock Index Account

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued based on last sale price on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Money market instruments are valued based on the most recent bid price or the equivalent quoted yield for such securities, or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as ADRs and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the specific identification method.

TIAA Separate Account VA-1 2005 Semiannual Report	19

Notes to financial statements (unaudited)	continued

Securities Lending: The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.

Note 2—management agreements

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was at an annual rate of 0.10%).

20	2005 Semiannual Report TIAA Separate Account VA-1

Notes to financial statements (unaudited)	continued

Note 3—investments

At June 30, 2005, the net unrealized appreciation on investments was $186,454,219, consisting of gross unrealized appreciation of $282,083,050 and gross unrealized depreciation of $95,628,831.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2005, were $42,572,269 and $53,648,018, respectively.

Note 4—condensed financial information

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

		Years Ended December 31,
	Six Months Ended June 30, 2005 (1)	2004	2003	2002	2001	2000
	(Unaudited)
Per Accumulation Unit data:
Investment income	$.650	$1.359	$1.041	$.965	$.916	$.966
Expenses	.246	.468	.310	.218	.253	.301
Investment income-net	.404	.891	.731	.747	.663	.665
Net realized and unrealized gain (loss) on Investments	(.678)	6.727	15.066	(15.200)	(9.499)	(7.024)

Net increase (decrease) in Accumulation Unit Value	(.274)	7.618	15.797	(14.453)	(8.836)	(6.359)
Accumulation Unit Value:
Beginning of year	75.518	67.900	52.103	66.556	75.392	81.751
End of period	$75.244	$75.518	$67.900	$52.103	$66.556	$75.392

TOTAL RETURN	(0.36%)	11.22%	30.32%	(21.72%)	(11.72%)	(7.78%)
Ratio of expenses to average net assets before expenses waiver	0.44%	0.90%	0.76%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets after expenses waiver	0.33%	0.67%	0.53%	0.37%	0.37%	0.37%
Ratio of net investment income to average net assets	0.54%	1.28%	1.26%	1.27%	0.97%	0.82%
Portfolio turnover rate	4.79%	4.90%	4.14%	5.33%	9.86%	20.68%
Thousands of Accumulation Units outstanding at end of period	11,861	12,123	12,176	11,801	12,517	13,147

(1)	The percentages shown for this period are not annualized.

TIAA Separate Account VA-1 2005 Semiannual Report	21

Notes to financial statements (unaudited)	concluded

Note 5—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Six months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
Accumulation Units:
Credited for premiums	276,511	487,871
Cancelled for transfers and disbursements	(538,673)	(540,253)
Outstanding:
Beginning of year	12,123,493	12,175,875
End of period	11,861,331	12,123,493

Note 6—line of credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the six months ended June 30, 2005, the Account did not borrow under this facility.

22	2005 Semiannual Report TIAA Separate Account VA-1

Management committee approval of investment management agreement

The Management Committee is responsible for overseeing the separate account’s corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940. Most significantly, the Management Committee is responsible for the initial approval and annual renewal of the separate account’s investment management agreement (the “Management Agreement”) with Teachers Advisors, Inc. (“Advisors”).

In considering whether to renew the Management Agreement, the Committee, at its April 5, 2005, meeting, reviewed the following factors: (1) the nature, extent and quality of services provided by Advisors to the separate account; (2) the investment performance of the separate account; (3) the costs of the services provided to the separate account and the profits realized or to be realized by Advisors and its affiliates from their relationship with the separate account; (4) the extent to which economies of scale have been realized as the separate account grows; (5) whether the level of fees reflects those economies of scale for the benefit of separate account investors; (6) comparisons of services and fees with contracts entered into by Advisors with other clients; and (7) any other benefits derived or anticipated to be derived by Advisors from its relationship with the separate account. The factors should be viewed in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Management Agreement.

Set forth below are the general factors the Committee considered for the separate account:

Nature, Extent and Quality of Services. The Committee considered that Advisors is an experienced investment advisor that has managed the TIAA-CREF Mutual Funds since 1997 and the TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds since 1999. The investment professionals of Advisors have also managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Management Agreement, Advisors is responsible for managing the assets of the separate account, including conducting research, recommending investments and placing orders to buy and sell securities for the separate account; active and extensive monitoring of the separate account daily by various personnel with specific responsibility for the particular type of investment in question; and reporting on the investment performance of the separate account to the Committee at its scheduled quarterly meetings. The Committee considered that Advisors has carried out these responsibilities in a highly professional manner.

Performance. The Committee considered the performance of the separate account over the past year and since inception and the separate account’s performance as compared to its peer group and benchmark index. The Committee considered the comparative performance and expense data for the separate account prepared by an independent third party, Lipper, Inc.’s Global Fiduciary Review unit (“Lipper”), as well as performance against its performance benchmark. In looking at this data, the Committee considered that the separate account had very slight underperformance against its benchmark in the one-year period (when factoring the effect of expenses) and ranked in the fourth quintile versus its peers (Ranking 88 of 144 portfolios). It met its benchmark (when factoring expenses) for the three-year period and ranked in the third quintile versus its peers (Ranking 65 of 109

TIAA Separate Account VA-1 2005 Semiannual Report	23

Management committee approval of investment management agreement	concluded

portfolios). The separate account received an overall Morningstar rating of five stars for the period ended 12/31/04.

Cost and Profitability. The Committee considered the materials it received reflecting Advisors’ revenues for providing investment management and other services to the separate account. The Committee considered that the separate account resulted in a modest net gain to Advisors for the period ended 12/31/04.

Fees Charged by Other Advisers. The Committee considered information regarding fees paid to other advisers for managing similar accounts. The Committee received comparative fee information for comparable peer group accounts prepared by Lipper. The Committee considered that the proposed advisory fee to be paid to Advisors for its services to the separate account compared favorably to the advisory fees charged to other comparable accounts (in the first quintile of its Expense Universe, ranking 3 of 31 portfolios). The Committee considered that, for the most part, the fees under Advisors’ current Management Agreement with the separate account are lower than those of the peer group funds identified by Lipper.

Economies of Scale. Since this is an index fund and the management fees are low, the Committee did not consider economies of scale in assessing the Management Agreement.

Fee Comparison with Other Advisors Clients. The Committee considered that Advisors provides similar investment management services to each of the TIAA-CREF Institutional Mutual Funds, the TIAA-CREF Mutual Funds and TIAA-CREF Life Funds, although distribution channels differ. In addition, Advisors, through its TIAA-CREF Asset Management (TCAM) division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Committee considered the schedule of fees for the comparable funds, and the fact that the fees Advisors charges are only slightly higher than Advisors’ comparable funds.

Other Benefits. Advisors and its affiliates may benefit from the advisory relationship with the separate account to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain investment portfolios managed by Advisors are managed in the same manner and by the same personnel as the separate account, resulting in the possibility for benefits associated with economies of scale.

24	2005 Semiannual Report TIAA Separate Account VA-1

HOW TO REACH US

TIAA-CREF WEB CENTER

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums.

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283

8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 College Savings Plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2005 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue

New York, NY 10017-3206

Printed on recycled paper	A10938
C34058	08/05

Item 2. Code of Ethics.

The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments (Investments in Securities of Unaffiliated Issuers).

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

TEACHERS INSURANCE AND ANNUITY ASSOCIATION

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2005

Shares			Value(000)
PREFERRED STOCKS - 0.00%
PRIMARY METAL INDUSTRIES - 0.00%
25,150	v*	Superior Trust I	$—

		TOTAL PRIMARY METAL INDUSTRIES	—

		TOTAL PREFERRED STOCKS
		(Cost $20)	—

COMMON STOCKS - 99.95%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
246		Alico, Inc	13
2,584		Chiquita Brands International, Inc	71
2,443		Delta & Pine Land Co	61
360	*	John B. Sanfilippo & Son	8

		TOTAL AGRICULTURAL PRODUCTION-CROPS	153

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,099		Pilgrim’s Pride Corp	38
26		Seaboard Corp	43

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	81

AMUSEMENT AND RECREATION SERVICES - 0.20%
3,321	*	Alliance Gaming Corp	47
2,000	*	Argosy Gaming Co	93
433		Churchill Downs, Inc	18
685		Dover Downs Gaming & Entertainment, Inc	9
1,000		Dover Motorsport, Inc	6
12,231		Harrah’s Entertainment, Inc	882
2,353		International Speedway Corp (Class A)	132
1,065	*	Lakes Entertainment, Inc	16
1,577	*	Life Time Fitness, Inc	52
3,185	*	Magna Entertainment Corp (Class A)	18
1,472	*	Multimedia Games, Inc	16
4,563	*	Penn National Gaming, Inc	167
2,469	*	Pinnacle Entertainment, Inc	48
6,211	*	Six Flags, Inc	29
1,000		Speedway Motorsports, Inc	37
1,299	*	Sunterra Corp	21
2,208	*	Warner Music Group Corp	36
5,439		Westwood One, Inc	111
1,562	*	WMS Industries, Inc	53
717		World Wrestling Federation Entertainment, Inc	8

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,799

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

APPAREL AND ACCESSORY STORES - 0.71%
5,833		Abercrombie & Fitch Co (Class A)	401
3,853	*	Aeropostale, Inc	129
7,919		American Eagle Outfitters, Inc	243
4,907	*	AnnTaylor Stores Corp	119
1,012		Bebe Stores, Inc	27
500		Buckle, Inc	22
1,286		Burlington Coat Factory Warehouse Corp	55
664	*	Cache, Inc	11
1,242	*	Carter’s, Inc	73
2,400	*	Casual Male Retail Group, Inc	18
2,074		Cato Corp (Class A)	43
806	*	Charlotte Russe Holding, Inc	10
7,700	*	Charming Shoppes, Inc	72
12,068	*	Chico’s FAS, Inc	414
1,410	*	Children’s Place Retail Stores, Inc	66
2,493		Christopher & Banks Corp	45
6,119		Claire’s Stores, Inc	147
290		Deb Shops, Inc	8
1,500	*	Dress Barn, Inc	34
2,704		Finish Line, Inc (Class A)	51
10,406		Foot Locker, Inc	283
40,046		Gap, Inc	791
1,138		Goody’s Family Clothing, Inc	8
3,222	*	Hot Topic, Inc	62
1,539	*	Jo-Ann Stores, Inc	41
913	*	JOS A. Bank Clothiers, Inc	40
20,577	*	Kohl’s Corp	1,150
23,259		Limited Brands, Inc	498
888	*	New York & Co, Inc	19
7,323		Nordstrom, Inc	498
739		Oshkosh B’gosh, Inc (Class A)	19
5,329	*	Pacific Sunwear of California, Inc	122
4,638	*	Payless Shoesource, Inc	89
9,932		Ross Stores, Inc	287
517	*	Shoe Carnival, Inc	11
1,437	*	Stage Stores, Inc	63
1,700		Talbots, Inc	55
2,829	*	The Wet Seal, Inc	19
2,439	*	Too, Inc	57
3,619	*	Urban Outfitters, Inc	205
1,301	*	Wilsons The Leather Experts, Inc	9

		TOTAL APPAREL AND ACCESSORY STORES	6,314

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
1,062	*	Columbia Sportswear Co	52
1,418	*	DHB Industries, Inc	12
1,036	*	Guess?, Inc	17
2,122	*	Gymboree Corp	29
1,589	*	Hartmarx Corp	16
1,650	*	Innovo Group, Inc	3
8,120		Jones Apparel Group, Inc	252
2,000		Kellwood Co	54
7,365		Liz Claiborne, Inc	293
1,700		Phillips-Van Heusen Corp	56
3,720		Polo Ralph Lauren Corp	160
7,612	*	Quiksilver, Inc	122
2,227		Russell Corp	46
5,673		VF Corp	325
3,191	*	Warnaco Group, Inc	74

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,511

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

AUTO REPAIR, SERVICES AND PARKING - 0.07%
646	*	Amerco, Inc	35
700		Bandag, Inc	32
1,278		Central Parking Corp	17
1,736	*	Dollar Thrifty Automotive Group, Inc	66
4,499		Lear Corp	164
1,073	*	Midas, Inc	25
582	*	Monro Muffler Brake, Inc	17
3,583	*	PHH Corp	92
4,329		Ryder System, Inc	158
2,709	*	Wright Express Corp	50

		TOTAL AUTO REPAIR, SERVICES AND PARKING	656

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
4,825	*	Advance Auto Parts	311
409	*	America’s Car Mart, Inc	9
1,053	*	Asbury Automotive Group, Inc	16
12,120	*	Autonation, Inc	249
3,756	*	Autozone, Inc	347
7,080	*	Carmax, Inc	189
4,651	*	Copart, Inc	111
3,233	*	CSK Auto Corp	54
1,061		Lithia Motors, Inc (Class A)	31
809	*	MarineMax, Inc	25
6,737	*	O’Reilly Automotive, Inc	201
1,413	*	Rush Enterprises, Inc (Class A)	19
1,793		Sonic Automotive, Inc	38
1,810		United Auto Group, Inc	54

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,654

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.05%
1,294	*	Central Garden & Pet Co	64
4,181		Fastenal Co	256
145,203		Home Depot, Inc	5,649
52,085		Lowe’s Cos	3,032
7,802		Sherwin-Williams Co	367

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,368

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

BUSINESS SERVICES - 7.14%
27,132	*	3Com Corp	99
813	*	3D Systems Corp	20
2,635		Aaron Rents, Inc	66
2,600		ABM Industries, Inc	51
12,092	*	Activision, Inc	200
5,898		Acxiom Corp	123
1,377		Administaff, Inc	33
32,934		Adobe Systems, Inc	943
2,172	*	Advent Software, Inc	44
2,039		Advo, Inc	65
8,070	*	Affiliated Computer Services, Inc (Class A)	412
3,625	*	Agile Software Corp	23
7,418	*	Akamai Technologies, Inc	97
5,618	*	Alliance Data Systems Corp	228
1,445	*	Altiris, Inc	21
900	*	American Reprographics Co	14
3,066	*	AMICAS, Inc	14
1,337	*	AMN Healthcare Services, Inc	20
436	*	Ansoft Corp	11
2,094	*	Ansys, Inc	74
1,874	*	Anteon International Corp	85
4,092	*	Applied Digital Solutions, Inc	13
3,835	*	Aquantive, Inc	68
2,100		Arbitron, Inc	90
4,191	*	Ariba, Inc	24
3,974	*	Ask Jeeves, Inc	120
3,513	*	Aspect Communications Corp	39
4,355	*	Aspen Technology, Inc	23
546	*	Asset Acceptance Capital Corp	14
3,399	*	Atari, Inc	9
1,632	*	Audible Inc	28
2,886	*	Autobytel, Inc	14
15,408	*	Autodesk, Inc	530
39,234		Automatic Data Processing, Inc	1,647
3,409	*	Avocent Corp	89
631	*	Bankrate Inc	13
23,546	*	BEA Systems, Inc	207
8,366	*	Bisys Group, Inc	125
681		Blackbaud, Inc	9
1,000	*	Blackboard, Inc	24
623	*	Blue Coat Systems, Inc	19
14,894	*	BMC Software, Inc	267
5,613	*	Borland Software Corp	39
862	*	Bottomline Technologies, Inc	13
2,775		Brady Corp (Class A)	86
3,945		Brink’s Co	142
2,042	*	CACI International, Inc (Class A)	129
19,038	*	Cadence Design Systems, Inc	260
3,624		Catalina Marketing Corp	92
493	*	CCC Information Services Group, Inc	12
70,373		Cendant Corp	1,574
5,421	*	Century Business Services, Inc	22
10,128	*	Ceridian Corp	197
2,010	*	Cerner Corp	137
4,141		Certegy, Inc	158
5,652	*	Checkfree Corp	193
6,066	*	ChoicePoint, Inc	243
3,700	*	Ciber, Inc	30

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

11,523	*	Citrix Systems, Inc	250
574	*	Click Commerce Inc	13
32,439	*	CMGI, Inc	61
8,863	*	CNET Networks, Inc	104
1,300	*	Cogent, Inc	37
2,776		Cognex Corp	73
9,104	*	Cognizant Technology Solutions Corp	429
31,274		Computer Associates International, Inc	859
416		Computer Programs & Systems, Inc	16
12,777	*	Computer Sciences Corp	558
26,775	*	Compuware Corp	193
839	*	COMSYS IT Partners, Inc	14
1,542	*	Concur Technologies, Inc	16
9,850	*	Convergys Corp	140
1,115	*	CoStar Group, Inc	49
2,097	*	Covansys Corp	27
3,676	*	CSG Systems International, Inc	70
2,287	*	Cyberguard Corp	14
1,899	*	Cybersource Corp	14
3,468		Deluxe Corp	141
2,509	*	Dendrite International, Inc	35
2,438	*	Digital Insight Corp	58
2,215	*	Digital River, Inc	70
8,500	*	DoubleClick, Inc	71
5,025	*	DST Systems, Inc	235
5,279	*	E.piphany, Inc	18
9,627	*	Earthlink, Inc	83
73,277	*	eBay, Inc	2,419
1,800	*	Echelon Corp	12
2,488	*	Eclipsys Corp	35
1,105	*	eCollege.com, Inc	13
3,401	*	eFunds Corp	61
1,000	*	Electro Rent Corp	15
20,657	*	Electronic Arts, Inc	1,169
34,911		Electronic Data Systems Corp	672
3,700	*	Electronics For Imaging, Inc	78
947	*	Emageon Inc	13
4,419	*	Entrust, Inc	21
3,541	*	Epicor Software Corp	47
857	*	EPIQ Systems, Inc	14
8,947		Equifax, Inc	319
1,075	*	Equinix, Inc	47
1,565	*	eSpeed, Inc (Class A)	14
2,395	*	F5 Networks, Inc	113
2,250		Factset Research Systems, Inc	81
4,571		Fair Isaac Corp	167
2,479	*	FalconStor Software, Inc	16
2,707	*	Filenet Corp	68
52,366		First Data Corp	2,102
12,877	*	Fiserv, Inc	553
1,000	*	Forrester Research, Inc	18
923	*	FTD Group, Inc	10
3,725	*	Gartner, Inc (Class A)	40
3,278	*	Getty Images, Inc	243
1,647		Gevity HR, Inc	33
10,519	*	Google, Inc (Class A)	3,094
351	*	Greg Manning Auctions, Inc	4
7,793		GTECH Holdings Corp	228
1,500		Healthcare Services Group	30
1,400	*	Heidrick & Struggles International, Inc	36
4,697		Henry (Jack) & Associates, Inc	86
10,105	*	Homestore, Inc	20
1,384	*	Hudson Highland Group, Inc	22
3,542	*	Hypercom Corp	23
2,853	*	Hyperion Solutions Corp	115
1,678	*	IDX Systems Corp	51
1,449	*	iGate Corp	5
15,411		IMS Health, Inc	382
1,090	*	Infocrossing, Inc	14
5,959	*	Informatica Corp	50
2,218	*	Infospace, Inc	73

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

1,967		infoUSA, Inc	23
485	*	Innovative Solutions & Support, Inc	16
696		Integral Systems, Inc	16
2,541		Interactive Data Corp	53
2,262	*	Intergraph Corp	78
1,843	*	Intermix Media, Inc	15
2,646	*	Internet Capital Group, Inc	19
2,744	*	Internet Security Systems, Inc	56
529		Interpool, Inc	11
27,952	*	Interpublic Group of Cos, Inc	340
596	*	Intervideo, Inc	9
3,184	*	Interwoven, Inc	24
1,058	*	Intrado, Inc	16
11,083	*	Intuit, Inc	500
3,071	*	Ipass, Inc	19
729	*	iPayment, Inc	27
7,238	*	Iron Mountain, Inc	224
3,649	*	iVillage, Inc	22
990	*	Jamdat Mobile, Inc	27
1,953	*	JDA Software Group, Inc	22
36,836	*	Juniper Networks, Inc	927
1,087	*	Jupitermedia Corp	19
1,680	*	Kanbay International, Inc	39
3,727	*	Keane, Inc	51
1,200		Kelly Services, Inc (Class A)	34
1,631	*	Keynote Systems, Inc	19
1,774	*	Kforce, Inc	15
3,939	*	KFX, Inc	56
3,229	*	Kinetic Concepts, Inc	194
2,700	*	Korn/Ferry International	48
2,052	*	Kronos, Inc	83
2,950	*	Labor Ready, Inc	69
5,772	*	Lamar Advertising Co	247
3,863	*	Lawson Software, Inc	20
3,238	*	Lionbridge Technologies	22
1,120	*	LoJack Corp	20
5,064	*	Macromedia, Inc	194
1,711	*	Magma Design Automation, Inc	14
1,118	*	Majesco Entertainment Co	7
2,098	*	Manhattan Associates, Inc	40
5,954		Manpower, Inc	237
919	*	Mantech International Corp (Class A)	28
1,404	*	Mapinfo Corp	15
1,311	*	Marchex, Inc	20
412	*	Marlin Business Services, Inc	8
3,375	*	Matrixone, Inc	17
11,192	*	McAfee, Inc	293
4,700	*	Mentor Graphics Corp	48
5,709	*	Mercury Interactive Corp	219
5,400	*	Micromuse, Inc	31
622,813		Microsoft Corp	15,471
1,096	*	MicroStrategy, Inc	58
1,850	*	Midway Games, Inc	20
6,076		MoneyGram International, Inc	116
7,014	*	Monster Worldwide, Inc	201
1,509	*	Motive, Inc	15
7,306	*	MPS Group, Inc	69
1,100	*	MRO Software, Inc	16
3,725		National Instruments Corp	79
6,028	*	NAVTEQ Corp	224
1,879	*	NCO Group, Inc	41
4,200	v*	NCP Litigation Trust	—
2,331	*	NDCHealth Corp	42
1,235	*	Ness Technologies, Inc	13
2,427	*	NetFlix, Inc	40
3,593	*	NETIQ Corp	41
679	*	Netratings, Inc	9
1,000	*	Netscout Systems, Inc	7
1,732	*	NIC, Inc	8
611	*	Niku Corp	13
26,305	*	Novell, Inc	163

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

12,329		Omnicom Group, Inc	985
1,415	*	Online Resources Corp	16
1,309	*	Open Solutions, Inc	27
5,080	*	Opsware, Inc	26
254,546	*	Oracle Corp	3,360
2,281	*	Packeteer, Inc	32
18,633	*	Parametric Technology Corp	119
860	*	PDF Solutions, Inc	11
438	*	Pegasystems, Inc	3
5,518	*	Perot Systems Corp (Class A)	78
1,488	*	Phase Forward, Inc	10
1,622	*	Phoenix Technologies Ltd	13
3,609	*	Pixar	181
1,058	*	Portfolio Recovery Associates, Inc	44
863	*	PRA International	23
2,510	*	Progress Software Corp	76
1,000		QAD, Inc	8
442		Quality Systems, Inc	21
4,302	*	Quest Software, Inc	59
1,505	*	Radiant Systems, Inc	17
1,200	*	Radisys Corp	19
7,819	*	RealNetworks, Inc	39
11,838	*	Red Hat, Inc	155
2,170	*	Redback Networks, Inc	14
781		Renaissance Learning, Inc	16
4,808	*	Rent-A-Center, Inc	112
1,839	*	Rent-Way, Inc	18
4,593		Reynolds & Reynolds Co (Class A)	124
712	*	RightNow Technologies, Inc	8
11,529		Robert Half International, Inc	288
2,131		Rollins, Inc	43
4,293	*	RSA Security, Inc	49
5,099	*	S1 Corp	24
1,510	*	SafeNet, Inc	51
4,601	*	Salesforce.com, Inc	94
5,900	*	Sapient Corp	47
2,400	*	Secure Computing Corp	26
3,749	*	Seebeyond Technology Corp	16
1,706	*	Serena Software, Inc	33
19,565		Servicemaster Co	262
639	*	SI International, Inc	19
34,726		Siebel Systems, Inc	309
1,534	*	Sohu.com, Inc	34
4,132	*	SonicWALL, Inc	22
16,726	*	Sonus Networks, Inc	80
3,230	*	Sotheby’s Holdings, Inc (Class A)	44
4,207	*	Spherion Corp	28
900	*	SPSS, Inc	17
1,810	*	SRA International, Inc (Class A)	63
1,093		SS&C Technologies, Inc	35
627	*	SSA Global Technologies, Inc	7
746		Startek, Inc	12
1,182	*	Stellent, Inc	9
702	*	Stratasys, Inc	23
227,953	*	Sun Microsystems, Inc	850
19,483	*	SunGard Data Systems, Inc	685
2,522	*	SupportSoft, Inc	13
6,158	*	Sybase, Inc	113
1,700	*	Sykes Enterprises, Inc	16
47,740	*	Symantec Corp	1,038
455	*	SYNNEX Corp	8
10,114	*	Synopsys, Inc	169
403		Syntel, Inc	6
4,650	*	Take-Two Interactive Software, Inc	118
1,252		Talx Corp	36
2,768	*	TeleTech Holdings, Inc	23
2,833	*	THQ, Inc	83
13,792	*	TIBCO Software, Inc	90
860	*	TNS, Inc	20
2,517		Total System Services, Inc	61
1,168	*	TradeStation Group, Inc	10

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

2,585	*	Transaction Systems Architects, Inc	64
300	*	Travelzoo, Inc	10
2,823	*	Trizetto Group, Inc	40
705	*	TRM Corp	12
1,541	*	Ultimate Software Group, Inc	25
22,840	*	Unisys Corp	145
3,701		United Online, Inc	40
4,516	*	United Rentals, Inc	91
1,098	*	Universal Compression Holdings, Inc	40
5,496	*	Valueclick, Inc	68
1,577	*	Vasco Data Security International	15
1,814	*	Ventiv Health, Inc	35
812	*	Verint Systems, Inc	26
17,786	*	VeriSign, Inc	511
28,646	*	Veritas Software Corp	699
2,069	*	Verity, Inc	18
634	*	Vertrue, Inc	25
1,519		Viad Corp	43
1,694	*	Vignette Corp	19
572	*	Volt Information Sciences, Inc	14
38,221		Waste Management, Inc	1,083
2,094	*	WebEx Communications, Inc	55
23,064	*	WebMD Corp	237
3,244	*	webMethods, Inc	18
1,479	*	Websense, Inc	71
620	*	WebSideStory, Inc	9
4,910	*	Wind River Systems, Inc	77
1,427	*	Witness Systems, Inc	26
81,448	*	Yahoo!, Inc	2,822

		TOTAL BUSINESS SERVICES	63,739

CHEMICALS AND ALLIED PRODUCTS - 9.81%
6,752	*	Aastrom Biosciences Inc	21
104,343		Abbott Laboratories	5,114
5,917	*	Abgenix, Inc	51
1,098	*	Acadia Pharmaceuticals Inc	9
2,849	*	Adolor Corp	26
15,426		Air Products & Chemicals, Inc	930
1,600	*	Albany Molecular Research, Inc	22
2,452		Albemarle Corp	89
5,017		Alberto-Culver Co	217
2,356	*	Alexion Pharmaceuticals, Inc	54
6,230	*	Alkermes, Inc	82
2,624		Alpharma, Inc (Class A)	38
1,431	*	American Pharmaceutical Partners, Inc	59
696		American Vanguard Corp	15
83,273	*	Amgen, Inc	5,035
5,037	*	Andrx Corp	102
1,500		Arch Chemicals, Inc	37
2,430	*	Arena Pharmaceuticals, Inc	17
2,133	*	Arqule, Inc	14
3,860	*	Array Biopharma, Inc	24
2,452	*	Atherogenics, Inc	39
7,332	*	AVANIR Pharmaceuticals	21
7,433		Avery Dennison Corp	394
31,738		Avon Products, Inc	1,201
520		Balchem Corp	16
6,940	*	Barr Pharmaceuticals, Inc	338
1,012	*	Barrier Therapeutics, Inc	8
872	*	Benthley Pharmaceuticals, Inc	10
2,648	*	Bioenvision, Inc	19
23,077	*	Biogen Idec, Inc	795
4,266	*	BioMarin Pharmaceutical, Inc	32
1,348	*	Bone Care International, Inc	44
131,459		Bristol-Myers Squibb Co	3,284
4,244		Cabot Corp	140
2,400		Calgon Carbon Corp	21
1,815		Cambrex Corp	35
631	*	Caraco Pharmaceutical Laboratories Ltd	5
3,191	*	Celanese Corp (Series A)	51
3,105	*	Cell Genesys, Inc	17

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

5,999	*	Cell Therapeutics, Inc	16
3,899	*	Cephalon, Inc	155
4,465	*	Charles River Laboratories International, Inc	215
1,163	*	Chattem, Inc	48
7,909		Chemtura Corp	112
7,218	*	Chiron Corp	252
4,292		Church & Dwight Co, Inc	155
10,264		Clorox Co	572
35,188		Colgate-Palmolive Co	1,756
2,200	*	Connetics Corp	39
564	*	Conor Medsystems Inc	9
3,871	*	Corixa Corp	17
860	*	Cotherix Inc	9
3,622	*	Cubist Pharmaceuticals, Inc	48
2,881	*	Curis, Inc	11
2,618	*	Cypress Bioscience, Inc	35
2,754		Cytec Industries, Inc	110
2,958		Dade Behring Holdings, Inc	192
4,015	*	Dendreon Corp	21
1,474		Diagnostic Products Corp	70
900	*	Digene Corp	25
4,727	*	Discovery Laboratories, Inc	34
1,534	*	Dov Pharmaceutical, Inc	29
64,177		Dow Chemical Co	2,858
66,990		Du Pont (E.I.) de Nemours & Co	2,881
1,775	*	Durect Corp	9
1,041	*	Dusa Pharmaceuticals, Inc	10
5,382		Eastman Chemical Co	297
12,315		Ecolab, Inc	399
1,704	*	Elizabeth Arden, Inc	40
4,500	*	Encysive Pharmaceuticals, Inc	49
8,213		Engelhard Corp	234
1,950	*	Eon Labs, Inc	60
1,584	*	EPIX Pharmaceuticals, Inc	14
9,082		Estee Lauder Cos (Class A)	355
2,269	*	Eyetech Pharmaceuticals, Inc	29
2,913		Ferro Corp	58
1,824	*	First Horizon Pharmaceutical	35
2,528	*	FMC Corp	142
23,645	*	Forest Laboratories, Inc	919
31,199	*	Genentech, Inc	2,505
1,612	*	Genitope Corp	21
16,974	*	Genzyme Corp	1,020
2,274		Georgia Gulf Corp	71
3,135	*	Geron Corp	24
30,470	*	Gilead Sciences, Inc	1,340
60,261		Gillette Co	3,051
4,156	*	GlobeTel Communications Corp	12
3,527		Great Lakes Chemical Corp	111
2,013		H.B. Fuller Co	69
345	*	Hi-Tech Pharmacal Co, Inc	11
10,671	*	Hospira, Inc	416
3,736	*	Huntsman Corp	76
861	*	Idenix Pharmaceuticals, Inc	19
2,422	*	Idexx Laboratories, Inc	151
4,629	*	ImClone Systems, Inc	143
2,898	*	Immucor, Inc	84
2,900	*	Immunogen, Inc	17
3,380	*	Impax Laboratories, Inc	53
2,221	*	Inspire Pharmaceuticals, Inc	19
236		Inter Parfums, Inc	5
1,694	*	InterMune, Inc	22
6,268		International Flavors & Fragrances, Inc	227
1,283	*	Introgen Therapeutics, Inc	8
933	*	Inverness Medical Innovations, Inc	25
3,299	*	Invitrogen Corp	275
13,551	*	IVAX Corp	291
16,832	*	King Pharmaceuticals, Inc	175
801	*	Kos Pharmaceuticals, Inc	52
358		Kronos Worldwide, Inc	11
2,481	*	KV Pharmaceutical Co (Class A)	42

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

5,135	*	Ligand Pharmaceuticals, Inc (Class B)	36
66,027		Lilly (Eli) & Co	3,678
4,300		Lubrizol Corp	181
13,567		Lyondell Chemical Co	358
1,876		MacDermid, Inc	58
987		Mannatech, Inc	19
1,000	*	MannKind Corp	10
2,109	*	Martek Biosciences Corp	80
6,813	*	Medarex, Inc	57
3,315	*	Medicines Co	78
3,736		Medicis Pharmaceutical Corp (Class A)	119
16,791	*	MedImmune, Inc	449
148,201		Merck & Co, Inc	4,565
731		Meridian Bioscience, Inc	14
4,800	*	MGI Pharma, Inc	104
21,183	*	Millennium Pharmaceuticals, Inc	196
1,370		Minerals Technologies, Inc	84
534	*	Momenta Pharmaceuticals, Inc	11
18,036		Monsanto Co	1,134
8,391	*	Mosaic Co	131
18,304		Mylan Laboratories, Inc	352
970	*	Myogen, Inc	7
4,000	*	Nabi Biopharmaceuticals	61
5,617	*	Nalco Holding Co	110
1,189	*	Nastech Pharmaceutical Co, Inc	17
810		Nature’s Sunshine Products, Inc	14
3,790	*	NBTY, Inc	98
2,526	*	Neurocrine Biosciences, Inc	106
419	*	New River Pharmaceuticals, Inc	13
954	*	NewMarket Corp	14
685	*	NitroMed, Inc	13
964		NL Industries, Inc	15
1,322	*	Northfield Laboratories, Inc	19
1,495	*	Noven Pharmaceuticals, Inc	26
2,588	*	NPS Pharmaceuticals, Inc	29
1,969	*	Nuvelo, Inc	15
730		Octel Corp	13
4,620		Olin Corp	84
1,900	*	OM Group, Inc	47
2,409	*	Onyx Pharmaceuticals, Inc	58
2,301	*	OraSure Technologies, Inc	23
3,532	*	OSI Pharmaceuticals, Inc	144
1,792	*	Pain Therapeutics, Inc	12
2,340	*	Par Pharmaceutical Cos, Inc	74
1,703	*	Parexel International Corp	34
406	*	Parlux Fragrances, Inc	11
1,019	*	Penwest Pharmaceuticals Co	12
5,655		Perrigo Co	79
500,107		Pfizer, Inc	13,793
1,639	*	Pharmion Corp	38
752	*	Pioneer Cos, Inc	17
6,365	*	PolyOne Corp	42
1,425	*	Pozen, Inc	12
11,543		PPG Industries, Inc	724
21,756		Praxair, Inc	1,014
1,891	*	Prestige Brands Holdings, Inc	37
167,777		Procter & Gamble Co	8,850
1,640	*	Progenics Pharmaceuticals	34
6,891	*	Protein Design Labs, Inc	139
1,297	*	Renovis, Inc	20
10,143	*	Revlon, Inc (Class A)	31
10,798		Rohm & Haas Co	500
7,884		RPM International, Inc	144
2,502	*	Salix Pharmaceuticals Ltd	44
99,317		Schering-Plough Corp	1,893
1,491	*	Scotts Miracle-Gro Co (Class A)	106
3,076		Sensient Technologies Corp	63
7,046	*	Sepracor, Inc	423
2,326	*	Serologicals Corp	49
4,642		Sigma-Aldrich Corp	260
4,301	*	StemCells, Inc	18

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

500		Stepan Co	11
3,078	*	SuperGen, Inc	15
900	*	SurModics, Inc	39
1,732	*	Tanox, Inc	20
6,305	*	Terra Industries, Inc	43
2,225		UAP Holding Corp	37
1,527	*	United Therapeutics Corp	74
594	*	USANA Health Sciences, Inc	25
5,847		USEC, Inc	86
5,951		Valeant Pharmaceuticals International	105
3,402		Valspar Corp	164
5,522	*	VCA Antech, Inc	134
6,398	*	Vertex Pharmaceuticals, Inc	108
4,105	*	Vicuron Pharmaceuticals, Inc	114
7,448	*	Watson Pharmaceuticals, Inc	220
2,293		Wellman, Inc	23
893		Westlake Chemical Corp	22
4,714	*	WR Grace & Co	37
90,059		Wyeth	4,008
1,803	*	Zymogenetics, Inc	32

		TOTAL CHEMICALS AND ALLIED PRODUCTS	87,521

COAL MINING - 0.16%
2,001	*	Alpha Natural Resources, Inc	48
4,268		Arch Coal, Inc	233
6,258		Consol Energy, Inc	335
1,581		Foundation Coal Holdings, Inc	41
879	*	James River Coal Co	30
5,274		Massey Energy Co	199
8,890		Peabody Energy Corp	463
1,148		Penn Virginia Corp	51

		TOTAL COAL MINING	1,400

COMMUNICATIONS - 4.28%
4,420		Adtran, Inc	110
2,139	*	Airspan Networks, Inc	12
8,939	*	Alamosa Holdings, Inc	124
683		Alaska Communications Systems Group, Inc	7
20,362		Alltel Corp	1,268
15,508	*	American Tower Corp (Class A)	326
2,198	*	Anixter International, Inc	82
53,866		AT&T Corp	1,026
1,206	*	Audiovox Corp (Class A)	19
32,004	*	Avaya, Inc	266
465	*	Beasley Broadcast Group, Inc (Class A)	7
123,169		BellSouth Corp	3,273
1,342	*	Brightpoint, Inc	30
13,439	*	Cablevision Systems Corp (Class A)	433
1,478	*	Centennial Communications Corp	21
8,942		CenturyTel, Inc	310
18,720	*	Charter Communications, Inc (Class A)	22
16,520	*	Cincinnati Bell, Inc	71
3,174	*	Citadel Broadcasting Corp	36
23,101		Citizens Communications Co	310
36,589		Clear Channel Communications, Inc	1,132
136,849	*	Comcast Corp (Class A)	4,201
1,582		Commonwealth Telephone Enterprises, Inc	66
2,400	*	Cox Radio, Inc (Class A)	38
14,731	*	Crown Castle International Corp	299
1,802	*	Crown Media Holdings, Inc (Class A)	17
1,200		CT Communications, Inc	16
3,424	*	Cumulus Media, Inc (Class A)	40
47,200	*	DIRECTV Group, Inc	732
7,652	*	Dobson Communications Corp (Class A)	33
15,466		EchoStar Communications Corp (Class A)	466
3,406	*	Emmis Communications Corp (Class A)	60
2,680	*	Entercom Communications Corp	89
5,154	*	Entravision Communications Corp (Class A)	40

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

1,820		Fairpoint Communications, Inc	29
354	*	Fisher Communications, Inc	17
8,259	*	Foundry Networks, Inc	71
3,022	*	General Communication, Inc (Class A)	30
2,124		Global Payments, Inc	144
1,459		Golden Telecom, Inc	45
3,118		Gray Television, Inc	38
2,141		Hearst-Argyle Television, Inc	52
21,727	*	IAC/InterActiveCorp	522
3,907	*	IDT Corp (Class B)	51
1,065	*	InPhonic, Inc	16
2,972	*	Insight Communications Co, Inc	33
1,400		Iowa Telecommunications Services, Inc	26
1,593	*	j2 Global Communications, Inc	55
47,202	*	Level 3 Communications, Inc	96
1,093		Liberty Corp	40
15,703	*	Liberty Global, Inc	733
1,798	*	Lin TV Corp (Class A)	25
791	*	Lodgenet Entertainment Corp	13
1,446	*	Mastec, Inc	13
18,907	*	MCI, Inc	486
39,967	f,v*	McLeod (Escrow)	—
4,583	*	Mediacom Communications Corp	31
12,740	*	NCR Corp	447
73,722	*	Nextel Communications, Inc (Class A)	2,382
10,260	*	Nextel Partners, Inc (Class A)	258
3,959	*	NII Holdings, Inc (Class B)	253
1,200		North Pittsburgh Systems, Inc	23
1,922	*	Novatel Wireless, Inc	24
4,962	*	NTL, Inc	339
3,376		PanAmSat Holding Corp	69
4,849	*	Premiere Global Services, Inc	55
3,375	*	Price Communications Corp	58
99,998	*	Qwest Communications International, Inc	371
5,650	*	Radio One, Inc (Class D)	72
1,540	*	RCN Corp	36
2,346	*	Regent Communications, Inc	14
3	v*	RNC Corporation Wts 12/21/06	—
1,057	*	Saga Communications, Inc (Class A)	15
695	*	Salem Communications Corp (Class A)	14
4,948	*	SBA Communications Corp	67
222,418		SBC Communications, Inc	5,282
468		Shenandoah Telecom Co	19
3,111		Sinclair Broadcast Group, Inc (Class A)	28
2,599	*	Spanish Broadcasting System, Inc (Class A)	26
3,159	*	Spectrasite, Inc	235
93,875		Sprint Corp	2,355
956		SureWest Communications	24
1,160	*	Syniverse Holdings, Inc	16
1,652	*	Talk America Holdings, Inc	17
7,334		Telephone and Data Systems, Inc	299
2,363	*	Telkonet, Inc	12
1,962	*	Terremark Worldwide, Inc	14
3,172	*	Tivo, Inc	21
1,032	*	U.S. Cellular Corp	51
8,725	*	U.S. Unwired, Inc (Class A)	51
4,890	*	Ubiquitel, Inc	40
14,973	*	Univision Communications, Inc (Class A)	413
1,642	*	USA Mobility, Inc	48
1,999		Valor Communications Group, Inc	28
186,128		Verizon Communications, Inc	6,431
1,307	*	West Corp	50
5,477	*	Western Wireless Corp (Class A)	232
3,292	*	Wireless Facilities, Inc	21
14,246	*	XM Satellite Radio Holdings, Inc	480

		TOTAL COMMUNICATIONS	38,238

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

DEPOSITORY INSTITUTIONS – 10.09%
1,016		1st Source Corp	23
853		ABC Bancorp	15
626	*	ACE Cash Express, Inc	16
922		Alabama National Bancorp	60
1,700		Amcore Financial, Inc	51
4,770		Amegy Bancorp, Inc	107
678	*	AmericanWest Bancorp	14
189		Ames National Corp	21
23,754		AmSouth Bancorp	618
1,536		Anchor Bancorp Wisconsin, Inc	46
680		Arrow Financial Corp	19
8,736		Associated Banc-Corp	294
6,593		Astoria Financial Corp	188
943	*	Banc Corp	10
260		Bancfirst Corp	23
586	*	Bancorp, Inc	10
5,600		Bancorpsouth, Inc	132
500		BancTrust Financial Group, Inc	10
5,476		Bank Mutual Corp	61
270,494		Bank of America Corp	12,337
1,000		Bank of Granite Corp	19
3,693		Bank of Hawaii Corp	187
52,222		Bank of New York Co, Inc	1,503
638		Bank of The Ozarks, Inc	21
2,977		BankAtlantic Bancorp, Inc (Class A)	56
2,017		BankUnited Financial Corp (Class A)	55
777		Banner Corp	22
36,738		BB&T Corp	1,468
356		Berkshire Hills Bancorp, Inc	12
600	*	BFC Financial Corp	5
1,341		BOK Financial Corp	62
1,898		Boston Private Financial Holdings, Inc	48
3,927		Brookline Bancorp, Inc	64
580		Camden National Corp	19
500		Capital City Bank Group, Inc	20
599		Capital Corp of the West	17
294	*	Capital Crossing Bank	10
828		Capitol Bancorp Ltd	28
1,324		Capitol Federal Financial	46
1,590	*	Cardinal Financial Corp	15
1,121		Cascade Bancorp	24
3,046		Cathay General Bancorp	103
622		Center Financial Corp	15
812	*	Central Coast Bancorp	15
1,887		Central Pacific Financial Corp	67
285		Charter Financial Corp	10
1,722		Chemical Financial Corp	57
3,197		Chittenden Corp	87
349,905		Citigroup, Inc	16,176
549		Citizens & Northern Corp	17
3,061		Citizens Banking Corp	93
550		City Bank	17
1,123		City Holding Co	41
2,826		City National Corp	203
875		Clifton Savings Bancorp, Inc	9
960		Coastal Financial Corp	14
675		CoBiz, Inc	12
9,530		Colonial Bancgroup, Inc	210
357		Colony Bankcorp Inc	11
363		Columbia Bancorp	13
1,059		Columbia Banking System, Inc	26
11,356		Comerica, Inc	656
10,711		Commerce Bancorp, Inc	325
4,297		Commerce Bancshares, Inc	217
317		Commercial Bankshares, Inc	12
2,989		Commercial Capital Bancorp, Inc	50
2,796		Commercial Federal Corp	94

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

345	*	Community Bancorp	11
2,024		Community Bank System, Inc	49
706		Community Banks, Inc	18
1,003		Community Trust Bancorp, Inc	33
8,346		Compass Bancshares, Inc	376
1,170		Corus Bankshares, Inc	65
3,532		Cullen/Frost Bankers, Inc	168
3,221		CVB Financial Corp	63
1,609		Dime Community Bancshares	24
1,439		Downey Financial Corp	105
3,493		East West Bancorp, Inc	117
512		Enterprise Financial Services Corp	12
646	*	EuroBancshares, Inc	10
2,103	*	Euronet Worldwide, Inc	61
447		Farmers Capital Bank Corp	15
1,729		Fidelity Bankshares, Inc	46
31,884		Fifth Third Bancorp	1,314
559		Financial Institutions, Inc	10
720		First Bancorp (North Carolina)	16
2,338		First Bancorp (Puerto Rico)	94
900		First Busey Corp (Class A)	17
2,100		First Charter Corp	46
436		First Citizens Bancshares, Inc (Class A)	63
4,700		First Commonwealth Financial Corp	64
831		First Community Bancorp	39
680		First Community Bancshares, Inc	22
459		First Defiance Financial Corp	12
2,359		First Financial Bancorp	45
1,057		First Financial Bankshares, Inc	36
903		First Financial Corp (Indiana)	26
600		First Financial Holdings, Inc	18
8,355		First Horizon National Corp	353
732		First Indiana Corp	22
1,238		First Merchants Corp	31
3,362		First Midwest Bancorp, Inc	118
8,598		First Niagara Financial Group, Inc	125
465		First Oak Brook Bancshares, Inc	13
987		First Place Financial Corp	20
162	*	First Regional Bancorp	11
1,356		First Republic Bank	48
336		First South Bancorp, Inc	11
998		First State Bancorp	19
1,200	*	FirstFed Financial Corp	72
5,818		FirstMerit Corp	152
1,967		Flagstar Bancorp, Inc	37
1,105		Flushing Financial Corp	20
3,778		FNB Corp	74
419		FNB Corp (Virginia)	12
1,364	*	Franklin Bank Corp	26
4,200		Fremont General Corp	102
1,596		Frontier Financial Corp	40
10,586		Fulton Financial Corp	191
872		GB&T Bancshares, Inc	21
1,912		Glacier Bancorp, Inc	50
2,600		Gold Banc Corp, Inc	38
17,065		Golden West Financial Corp	1,099
699		Great Southern Bancorp, Inc	22
3,669		Greater Bay Bancorp	97
437		Greene County Bancshares, Inc	12
1,914		Hancock Holding Co	66
2,620		Hanmi Financial Corp	44
1,257		Harbor Florida Bancshares, Inc	47
1,734		Harleysville National Corp	40
928		Heartland Financial U.S.A., Inc	18
803		Heritage Commerce Corp	15
10,542		Hibernia Corp (Class A)	350
707		Horizon Financial Corp	16
39,304		Hudson City Bancorp, Inc	448
3,093		Hudson United Bancorp	112

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

15,617		Huntington Bancshares, Inc	377
409		IberiaBank Corp	25
5,482		Independence Community Bank Corp	202
938		Independent Bank Corp (Massachusetts)	26
1,527		Independent Bank Corp (Michigan)	43
4,091		IndyMac Bancorp, Inc	167
1,040		Integra Bank Corp	24
924		Interchange Financial Services Corp	17
3,051		International Bancshares Corp	86
4,544		Investors Financial Services Corp	172
1,234		Irwin Financial Corp	27
332	*	Itla Capital Corp	18
236,683		JPMorgan Chase & Co	8,360
1,441	*	Kearny Financial Corp	17
27,421		KeyCorp	909
2,198		KNBT Bancorp, Inc	33
887		Lakeland Bancorp, Inc	14
367		Lakeland Financial Corp	15
5,103		M & T Bank Corp	537
608		Macatawa Bank Corp	21
2,162		MAF Bancorp, Inc	92
944		Main Street Banks, Inc	24
697		MainSource Financial Group, Inc	13
15,405		Marshall & Ilsley Corp	685
1,480		MB Financial, Inc	59
977		MBT Financial Corp	19
28,452		Mellon Financial Corp	816
498		Mercantile Bank Corp	22
5,440		Mercantile Bankshares Corp	280
1,600		Mid-State Bancshares	44
600		Midwest Banc Holdings, Inc	12
1,144		Nara Bancorp, Inc	17
219		NASB Financial, Inc	10
38,119		National City Corp	1,301
2,081		National Penn Bancshares, Inc	52
514		NBC Capital Corp	13
2,152		NBT Bancorp, Inc	51
3,228		NetBank, Inc	30
18,040		New York Community Bancorp, Inc	327
7,703		NewAlliance Bancshares, Inc	108
30,958		North Fork Bancorp, Inc	870
532	*	Northern Empire Bancshares	16
13,253		Northern Trust Corp	604
1,323		Northwest Bancorp, Inc	28
486		OceanFirst Financial Corp	11
2,600	*	Ocwen Financial Corp	18
5,069		Old National Bancorp	108
1,064		Old Second Bancorp, Inc	31
853		Omega Financial Corp	26
1,295		Oriental Financial Group, Inc	20
3,244		Pacific Capital Bancorp	120
906		Park National Corp	100
3,379		Partners Trust Financial Group, Inc	36
520		Peapack Gladstone Financial Corp	14
762		Pennfed Financial Services, Inc	13
550		Pennrock Financial Services Corp	20
296	*	Pennsylvania Commerce Bancorp, Inc	10
395		Peoples Bancorp, Inc	11
3,916		People’s Bank	118
1,227		PFF Bancorp, Inc	37
506	*	Pinnacle Financial Partners, Inc	12
447		Placer Sierra Bancshares	12
19,064		PNC Financial Services Group, Inc	1,038
18,462		Popular, Inc	465
283		Preferred Bank	11

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

893	*	Premierwest Bancorp	13
1,141		PrivateBancorp, Inc	40
1,448		Prosperity Bancshares, Inc	41
2,140		Provident Bankshares Corp	68
349		Provident Financial Holdings	10
4,876		Provident Financial Services, Inc	86
2,753		Provident New York Bancorp	33
1,974		R & G Financial Corp (Class B)	35
31,207		Regions Financial Corp	1,057
513		Renasant Corp	16
557		Republic Bancorp, Inc (Class A) (Kentucky)	12
4,893		Republic Bancorp, Inc (Michigan)	73
298		Royal Bancshares of Pennsylvania (Class A)	7
1,811		S & T Bancorp, Inc	65
806		S.Y. Bancorp, Inc	18
1,000		Sandy Spring Bancorp, Inc	35
357		Santander Bancorp	9
577		SCBT Financial Corp	18
740		Seacoast Banking Corp of Florida	15
506		Security Bank Corp	12
370		Sierra Bancorp	8
779	*	Signature Bank	19
1,066		Simmons First National Corp (Class A)	29
6,530		Sky Financial Group, Inc	184
769		Sound Federal Bancorp, Inc	12
4,761		South Financial Group, Inc	135
655		Southside Bancshares, Inc	13
740		Southwest Bancorp, Inc	15
24,520		Sovereign Bancorp, Inc	548
580		State Bancorp, Inc	13
345		State Financial Services Corp (Class A)	14
22,256		State Street Corp	1,074
1,142		Sterling Bancorp	24
2,600		Sterling Bancshares, Inc	40
1,778		Sterling Financial Corp (Pennsylvania)	38
1,570	*	Sterling Financial Corp (Spokane)	59
701		Suffolk Bancorp	23
689		Summit Bancshares, Inc	12
343		Summit Financial Group, Inc	11
532	*	Sun Bancorp, Inc (New Jersey)	11
23,769		SunTrust Banks, Inc	1,717
3,131		Susquehanna Bancshares, Inc	77
2,787	*	SVB Financial Group	133
21,104		Synovus Financial Corp	605
300		Taylor Capital Group, Inc	12
9,088		TCF Financial Corp	235
5,200		TD Banknorth, Inc	155
1,482	*	Texas Capital Bancshares, Inc	29
2,604		Texas Regional Bancshares, Inc (Class A)	79
1,072		TierOne Corp	29
645		Tompkins Trustco, Inc	28
726		Trico Bancshares	16
5,202		Trustco Bank Corp NY	68
3,402		Trustmark Corp	100
123,272		U.S. Bancorp	3,600
1,058		U.S.B. Holding Co, Inc	25
6,278		UCBH Holdings, Inc	102
1,144		UMB Financial Corp	65
3,040		Umpqua Holdings Corp	72
543		Union Bankshares Corp	21
3,734		UnionBanCal Corp	250
2,534		United Bankshares, Inc	90
2,128		United Community Banks, Inc	55
1,981		United Community Financial Corp	22
394		United Securities Bancshares	12
792		Univest Corp of Pennsylvania	24
1,587		Unizan Financial Corp	43
7,551		Valley National Bancorp	177
526		Vineyard National Bancorp	17

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

502	*	Virginia Commerce Bancorp	12
524		Virginia Financial Group, Inc	18
7,937		W Holding Co, Inc	81
106,030		Wachovia Corp	5,259
5,875		Washington Federal, Inc	138
58,604		Washington Mutual, Inc	2,385
881		Washington Trust Bancorp, Inc	24
3,532		Webster Financial Corp	165
113,490		Wells Fargo & Co	6,989
1,534		Wesbanco, Inc	46
1,260		West Bancorporation	24
977		West Coast Bancorp	24
2,316		Westamerica Bancorp	122
354	*	Western Sierra Bancorp	12
358		Westfield Financial, Inc	9
4,160		Whitney Holding Corp	136
4,525		Wilmington Trust Corp	163
980		Wilshire Bancorp, Inc	14
1,580		Wintrust Financial Corp	83
320		WSFS Financial Corp	18
558		Yardville National Bancorp	20
6,034		Zions Bancorp	444

		TOTAL DEPOSITORY INSTITUTIONS	90,096

EATING AND DRINKING PLACES – 0.73%
1,322		AFC Enterprises	17
5,687		Applebee’s International, Inc	151
4,833		Aramark Corp (Class B)	128
758	*	BJ’s Restaurants, Inc	15
2,400		Bob Evans Farms, Inc	56
5,963	*	Brinker International, Inc	239
395	*	Buffalo Wild Wings, Inc	12
1,314	*	California Pizza Kitchen, Inc	36
3,340		CBRL Group, Inc	130
2,493	*	CEC Entertainment, Inc	105
3,658	*	CKE Restaurants, Inc	51
10,530		Darden Restaurants, Inc	347
790	*	Dave & Buster’s, Inc	15
6,036	*	Denny’s Corp	30
2,137		Domino’s Pizza, Inc	48
1,384		IHOP Corp	60
2,536	*	Jack In The Box, Inc	96
4,363	*	Krispy Kreme Doughnuts, Inc	30
1,203		Landry’s Restaurants, Inc	36
1,188		Lone Star Steakhouse & Saloon, Inc	36
1,554	*	Luby’s, Inc	19
528	*	McCormick & Schmick’s Seafood Restaurants, Inc	8
85,243		McDonald’s Corp	2,365
1,720	*	O’Charley’s, Inc	30
4,319		Outback Steakhouse, Inc	195
1,702	*	P.F. Chang’s China Bistro, Inc	100
575	*	Papa John’s International, Inc	23
2,362	*	Rare Hospitality International, Inc	72
957	*	Red Robin Gourmet Burgers, Inc	59
4,500		Ruby Tuesday, Inc	117
2,829	*	Ryan’s Restaurant Group, Inc	40
4,074	*	Sonic Corp	124
1,409	*	Texas Roadhouse, Inc (Class A)	49
5,401	*	The Cheesecake Factory, Inc	188
1,689	*	The Steak N Shake Co	32
2,592		Triarc Cos (Class B)	39
7,738		Wendy’s International, Inc	369
19,485		Yum! Brands, Inc	1,015

		TOTAL EATING AND DRINKING PLACES	6,482

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

EDUCATIONAL SERVICES – 0.20%
9,646	*	Apollo Group, Inc (Class A)	755
7,039	*	Career Education Corp	258
6,096	*	Corinthian Colleges, Inc	78
4,016	*	DeVry, Inc	80
1,214	*	Educate, Inc	17
4,955	*	Education Management Corp	167
3,070	*	ITT Educational Services, Inc	164
3,319	*	Laureate Education, Inc	159
753	*	Learning Tree International, Inc	9
968		Strayer Education, Inc	83
1,448	*	Universal Technical Institute, Inc	48

		TOTAL EDUCATIONAL SERVICES	1,818

ELECTRIC, GAS, AND SANITARY SERVICES – 4.01%
43,522	*	AES Corp	713
5,196		AGL Resources, Inc	201
10,738	*	Allegheny Energy, Inc	271
1,993		Allete, Inc	99
7,723		Alliant Energy Corp	217
14,191	*	Allied Waste Industries, Inc	113
13,176		Ameren Corp	729
822		American Ecology Corp	15
25,825		American Electric Power Co, Inc	952
1,100		American States Water Co	32
6,501		Aqua America, Inc	193
16,347	*	Aquila, Inc	59
5,341		Atmos Energy Corp	154
2,900		Avista Corp	54
2,253		Black Hills Corp	83
1,000		California Water Service Group	38
36,216	*	Calpine Corp	123
770		Cascade Natural Gas Corp	16
1,195	*	Casella Waste Systems, Inc (Class A)	14
20,446		Centerpoint Energy, Inc	270
844		Central Vermont Public Service Corp	16
1,063		CH Energy Group, Inc	52
13,147		Cinergy Corp	589
1,032	*	Clean Harbors, Inc	22
3,305		Cleco Corp	71
14,685	*	CMS Energy Corp	221
556		Connecticut Water Service, Inc	14
16,357		Consolidated Edison, Inc	766
11,952		Constellation Energy Group, Inc	690
406		Crosstex Energy, Inc	20
22,901		Dominion Resources, Inc	1,681
8,642		DPL, Inc	237
11,808		DTE Energy Co	552
62,335		Duke Energy Corp	1,853
5,233		Duquesne Light Holdings, Inc	98
943	*	Duratek, Inc	22
19,348	*	Dynegy, Inc (Class A)	94
21,908		Edison International	888
43,326		El Paso Corp	499
3,388	*	El Paso Electric Co	69
1,602		Empire District Electric Co	38
5,052		Energen Corp	177
9,922		Energy East Corp	288
453		EnergySouth, Inc	13
14,260		Entergy Corp	1,077
45,002		Exelon Corp	2,310
22,195		FirstEnergy Corp	1,068
26,370		FPL Group, Inc	1,109
4,858		Great Plains Energy, Inc	155

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

5,200		Hawaiian Electric Industries, Inc	139
2,843		Idacorp, Inc	87
10,865		KeySpan Corp	442
6,388		Kinder Morgan, Inc	531
1,400		Laclede Group, Inc	44
381		Markwest Hydrocarbon, Inc	9
7,850		MDU Resources Group, Inc	221
1,224		Metal Management, Inc	24
1,200		MGE Energy, Inc	44
740		Middlesex Water Co	14
5,518		National Fuel Gas Co	160
1,850		New Jersey Resources Corp	89
3,050		Nicor, Inc	126
18,072		NiSource, Inc	447
8,777		Northeast Utilities	183
1,750		Northwest Natural Gas Co	67
2,408		NorthWestern Corp	76
5,855	*	NRG Energy, Inc	220
7,278		NSTAR	224
6,121		OGE Energy Corp	177
6,761		Oneok, Inc	221
1,000		Ormat Technologies, Inc	19
1,956		Otter Tail Corp	53
2,462		Peoples Energy Corp	107
12,472		Pepco Holdings, Inc	299
24,898		PG&E Corp	935
591	*	Pico Holdings, Inc	18
5,146		Piedmont Natural Gas Co, Inc	124
6,539		Pinnacle West Capital Corp	291
3,483	*	Plug Power, Inc	24
4,199		PNM Resources, Inc	121
12,849		PPL Corp	763
16,808		Progress Energy, Inc	760
5,000	v*	Progress Energy, Inc (Cvo)	—
16,150		Public Service Enterprise Group, Inc	982
6,554		Puget Energy, Inc	153
5,709		Questar Corp	376
20,600	*	Reliant Resources, Inc	255
9,224		Republic Services, Inc	332
1,126		Resource America, Inc (Class A)	43
7,643		SCANA Corp	326
15,843		Sempra Energy	654
8,247	*	Sierra Pacific Resources	103
510		SJW Corp	24
942		South Jersey Industries, Inc	58
50,112		Southern Co	1,737
6,134	*	Southern Union Co	151
2,332		Southwest Gas Corp	59
977		Southwest Water Co	12
3,019	*	Stericycle, Inc	152
13,933		TECO Energy, Inc	264
16,126		TXU Corp	1,340
6,965		UGI Corp	194
980		UIL Holdings Corp	53
2,373		Unisource Energy Corp	73
5,260		Vectren Corp	151
3,033	*	Waste Connections, Inc	113
4,374	*	Waste Services, Inc	17
5,944		Westar Energy, Inc	143
3,691		Western Gas Resources, Inc	129
3,300		WGL Holdings, Inc	111
38,656		Williams Cos, Inc	735
7,978		Wisconsin Energy Corp	311
2,680		WPS Resources Corp	151
27,069		Xcel Energy, Inc	528

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	35,824

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT – 8.68%
1,556	*	Actel Corp	22
3,000		Acuity Brands, Inc	77
7,209	*	Adaptec, Inc	28
8,016	*	ADC Telecommunications, Inc	175
1,193	*	Advanced Energy Industries, Inc	9
26,577	*	Advanced Micro Devices, Inc	461
4,300	*	Aeroflex, Inc	36
11,671	*	Agere Systems, Inc	140
5,454		Alliance One International, Inc	33
25,242	*	Altera Corp	500
11,265		American Power Conversion Corp	266
1,695	*	American Superconductor Corp	16
4,556		Ametek, Inc	191
2,968	*	AMIS Holdings, Inc	40
6,298	*	Amkor Technology, Inc	28
5,926		Amphenol Corp (Class A)	238
24,886		Analog Devices, Inc	928
11,167	*	Andrew Corp	142
21,599	*	Applied Micro Circuits Corp	55
589		Applied Signal Technology, Inc	11
6,045	*	Arris Group, Inc	53
2,137	*	Artesyn Technologies, Inc	19
2,332	*	Atheros Communications, Inc	19
29,484	*	Atmel Corp	70
2,512	*	ATMI, Inc	73
3,547		AVX Corp	43
2,164		Baldor Electric Co	53
674		Bel Fuse, Inc (Class B)	21
2,853	*	Benchmark Electronics, Inc	87
18,518	*	Broadcom Corp (Class A)	658
4,435	*	Broadwing Corp	20
1,800		C&D Technologies, Inc	17
300	*	Catapult Communications Corp	5
2,989	*	C-COR, Inc	20
1,663	*	Ceradyne, Inc	40
2,612	*	Checkpoint Systems, Inc	46
39,460	*	CIENA Corp	82
434,873	*	Cisco Systems, Inc	8,310
908	*	Color Kinetics, Inc	10
1,639	*	Comtech Telecommunications	53
13,590	*	Comverse Technology, Inc	321
32,205	*	Conexant Systems, Inc	52
5,056	*	Cree, Inc	129
2,100		CTS Corp	26
1,000		Cubic Corp	18
2,481	*	Cymer, Inc	65
8,434	*	Cypress Semiconductor Corp	106
654	*	Diodes, Inc	20
2,576	*	Ditech Communications Corp	17
1,861	*	Dolby Laboratories, Inc (Class A)	41
1,939	*	DSP Group, Inc	46
1,168	*	DTS, Inc	21
2,000	*	Electro Scientific Industries, Inc	36
2,542	*	Emcore Corp	10
28,032		Emerson Electric Co	1,756
461	*	EndWave Corp	22
4,840	*	Energizer Holdings, Inc	301
1,537	*	Energy Conversion Devices, Inc	34
3,062	*	EnerSys	42
2,693	*	Evergreen Solar, Inc	17
2,800	*	Exar Corp	42
8,286	*	Fairchild Semiconductor International, Inc	122
11,493	*	Finisar Corp	12
1,486		Franklin Electric Co, Inc	57
26,959	*	Freescale Semiconductor, Inc (Class B)	571
2,934	*	FuelCell Energy, Inc	30

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

15,290	*	Gemstar-TV Guide International, Inc	55
713,383		General Electric Co	24,719
1,740	*	Genlyte Group, Inc	85
4,587	*	Glenayre Technologies, Inc	17
6,759	*	GrafTech International Ltd	29
1,507	*	Greatbatch, Inc	36
4,525		Harman International Industries, Inc	368
5,636	*	Harmonic, Inc	27
9,019		Harris Corp	281
1,700		Helix Technology Corp	23
3,168	*	Hexcel Corp	54
1,800	*	Hutchinson Technology, Inc	69
2,423		Imation Corp	94
4,737	*	Integrated Circuit Systems, Inc	98
7,233	*	Integrated Device Technology, Inc	78
2,100	*	Integrated Silicon Solution, Inc	16
415,202		Intel Corp	10,820
3,915	*	Interdigital Communications Corp	68
2,148	*	International DisplayWorks, Inc	17
4,333	*	International Rectifier Corp	207
9,806		Intersil Corp (Class A)	184
1,400		Inter-Tel, Inc	26
2,296	*	InterVoice, Inc	20
1,636	*	IXYS Corp	23
93,458	*	JDS Uniphase Corp	142
6,007	*	Kemet Corp	38
7,785		L-3 Communications Holdings, Inc	596
7,863	*	Lattice Semiconductor Corp	35
1,168	*	Leadis Technology, Inc	9
674	*	Lifeline Systems, Inc	22
2,473		Lincoln Electric Holdings, Inc	82
20,577		Linear Technology Corp	755
1,534	*	Littelfuse, Inc	43
1,293		LSI Industries, Inc	18
26,560	*	LSI Logic Corp	225
297,104	*	Lucent Technologies, Inc	865
3,108	*	Mattson Technology, Inc	22
21,862		Maxim Integrated Products, Inc	835
5,338		Maytag Corp	84
8,165	*	McData Corp (Class A)	33
943	*	Medis Technologies Ltd	16
9,315	*	MEMC Electronic Materials, Inc	147
1,540	*	Mercury Computer Systems, Inc	42
2,500		Methode Electronics, Inc	30
400	*	Metrologic Instruments, Inc	5
4,755	*	Micrel, Inc	55
14,149		Microchip Technology, Inc	419
39,154	*	Micron Technology, Inc	400
4,228	*	Microsemi Corp	79
4,100	*	Microtune, Inc	21
2,847	*	MIPS Technologies, Inc	20
1,718	*	Mobility Electronics, Inc	16
9,361		Molex, Inc	244
1,129	*	Monolithic Power Systems, Inc	10
2,561	*	Moog, Inc (Class A)	81
164,833		Motorola, Inc	3,010
7,339	*	MRV Communications, Inc	16
555	*	Multi-Fineline Electronix, Inc	10
2,855	*	Mykrolis Corp	41
300		National Presto Industries, Inc	13
23,500		National Semiconductor Corp	518
694	*	Netlogic Microsystems, Inc	12
24,632	*	Network Appliance, Inc	696
8,585	*	Novellus Systems, Inc	212
11,335	*	Nvidia Corp	303

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

3,866	*	Omnivision Technologies, Inc	53
8,363	*	ON Semiconductor Corp	38
4,212	*	Openwave Systems, Inc	69
8,470	*	Oplink Communications, Inc	14
1,276	*	Optical Communication Products, Inc	2
869	*	OSI Systems, Inc	14
1,250		Park Electrochemical Corp	31
1,447	*	Pericom Semiconductor Corp	12
2,260	*	Photronics, Inc	53
2,814	*	Pixelworks, Inc	24
3,309		Plantronics, Inc	120
3,100	*	Plexus Corp	44
2,256	*	PLX Technology, Inc	23
11,897	*	PMC-Sierra, Inc	111
6,839	*	Polycom, Inc	102
1,009	*	Portalplayer, Inc	21
458	*	Powell Industries, Inc	9
1,813	*	Power Integrations, Inc	39
4,438	*	Power-One, Inc	28
7,309	*	Powerwave Technologies, Inc	75
6,266	*	QLogic Corp	193
109,876		Qualcomm, Inc	3,627
3,007	*	Quantum Fuel Systems Technologies Worldwide, Inc	15
6,600	*	Rambus, Inc	88
1,083		Raven Industries, Inc	25
1,663		Regal-Beloit Corp	48
12,915	*	RF Micro Devices, Inc	70
11,978		Rockwell Collins, Inc	571
1,100	*	Rogers Corp	45
35,228	*	Sanmina-SCI Corp	193
10,322		Scientific-Atlanta, Inc	343
1,500	*	Seachange International, Inc	10
5,166	*	Semtech Corp	86
2,383	*	Sigmatel, Inc	41
5,145	*	Silicon Image, Inc	53
2,811	*	Silicon Laboratories, Inc	74
5,900	*	Silicon Storage Technology, Inc	24
89,393	*	Sirius Satellite Radio, Inc	579
10,341	*	Skyworks Solutions, Inc	76
1,632	*	Spatialight, Inc	9
1,300		Spectralink Corp	14
2,490	*	Spectrum Brands, Inc	82
1,279	*	Standard Microsystems Corp	30
745	*	Supertex, Inc	13
2,907	*	Symmetricom, Inc	30
1,530	*	Synaptics, Inc	33
2,804		Technitrol, Inc	40
3,400	*	Tekelec	57
2,389		Teleflex, Inc	142
30,111	*	Tellabs, Inc	262
4,400	*	Terayon Communication Systems, Inc	14
2,944	*	Tessera Technologies, Inc	98
111,798		Texas Instruments, Inc	3,138
4,084	*	Thomas & Betts Corp	115
5,832	*	Titan Corp	133
7,028	*	Transwitch Corp	14
1,704	*	Trident Microsystems, Inc	39
9,492	*	Triquint Semiconductor, Inc	32
2,833	*	TTM Technologies, Inc	22
640	*	Ulticom, Inc	7
976	*	Ultralife Batteries, Inc	16
2,766	*	Universal Display Corp	28
1,000	*	Universal Electronics, Inc	17
6,265	*	UTStarcom, Inc	47
3,331	*	Valence Technology, Inc	9
2,523	*	Varian Semiconductor Equipment Associates, Inc	93
1,399	*	Viasat, Inc	28
1,471		Vicor Corp	20
899	*	Virage Logic Corp	9
15,554	*	Vishay Intertechnology, Inc	185
14,636	*	Vitesse Semiconductor Corp	31
1,011	*	Volterra Semiconductor Corp	15

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

2,980	*	Westell Technologies, Inc	18
4,105		Whirlpool Corp	288
23,357		Xilinx, Inc	596
3,859	*	Zhone Technologies, Inc	13
712	*	Zoltek Cos, Inc	8
2,884	*	Zoran Corp	38

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	77,469

ENGINEERING AND MANAGEMENT SERVICES - 0.66%
1,230	*	Advisory Board Co	60
7,017	*	Amylin Pharmaceuticals, Inc	147
1,368	*	Antigenics, Inc	7
4,841	*	Applera Corp (Celera Genomics Group)	53
4,682	*	Ariad Pharmaceuticals, Inc	31
12,324	*	BearingPoint, Inc	90
900		CDI Corp	20
11,272	*	Celgene Corp	460
2,779		Corporate Executive Board Co	218
706	*	CRA International, Inc	38
4,632	*	CuraGen Corp	24
2,408	*	CV Therapeutics, Inc	54
3,808	*	Decode Genetics, Inc	36
1,618	*	DiamondCluster International, Inc	18
5,965	*	Digitas, Inc	68
1,742	*	Diversa Corp	9
3,090	*	eResearch Technology, Inc	41
1,146	*	Essex Corp	26
4,377	*	Exelixis, Inc	33
550	*	Exponent, Inc	16
5,722		Fluor Corp	330
3,419	*	Gen-Probe, Inc	124
1,135	*	Greenfield Online, Inc	14
3,404	*	Harris Interactive, Inc	17
2,802	*	Hewitt Associates, Inc	74
452	*	Huron Consulting Group, Inc	11
4,311	*	ICOS Corp	91
4,807	*	Incyte Corp	34
599	*	Infrasource Services, Inc	6
3,357	*	Isis Pharmaceuticals, Inc	13
3,862	*	Jacobs Engineering Group, Inc	217
1,504	*	Keryx Biopharmaceuticals, Inc	20
584		Landauer, Inc	30
907	*	LECG Corp	19
4,403	*	Lexicon Genetics, Inc	22
1,975	*	Lifecell Corp	31
1,864	*	Luminex Corp	18

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

1,221		MAXIMUS, Inc	43
2,143	*	Maxygen, Inc	15
16,932		Moody’s Corp	761
685	*	MTC Technologies, Inc	25
1,780	*	Myriad Genetics, Inc	28
3,190	*	Navigant Consulting, Inc	56
951	*	Neopharm, Inc	10
1,736	*	Neurogen Corp	12
1,645	*	Orchid Cellmark, Inc	18
22,418		Paychex, Inc	729
2,086	*	Per-Se Technologies, Inc	44
3,406	*	Pharmaceutical Product Development, Inc	160
2,566	*	PRG-Schultz International, Inc	7
10,876		Quest Diagnostics, Inc	579
2,870	*	Regeneron Pharmaceuticals, Inc	24
3,214	*	Resources Connection, Inc	75
1,318	*	Rigel Pharmaceuticals, Inc	26
4,084	*	Savient Pharmaceuticals, Inc	18
3,182	*	Seattle Genetics, Inc	17
1,392	*	Senomyx, Inc	23
1,234	*	SFBC International, Inc	48
5,223	*	Shaw Group, Inc	112
1,062	*	Sourcecorp	21
1,956	*	Symyx Technologies, Inc	55
358		Sypris Solutions, Inc	4
500	*	Tejon Ranch Co	26
3,521	*	Telik, Inc	57
3,591	*	Tetra Tech, Inc	49
2,015	*	Transkaryotic Therapies, Inc	74
953	*	Trimeris, Inc	10
2,744	*	URS Corp	102
8,108	*	ViroLogic, Inc	20
1,753	*	Washington Group International, Inc	90
2,145		Watson Wyatt & Co Holdings	55

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,913

FABRICATED METAL PRODUCTS - 0.33%
2,488	*	Alliant Techsystems, Inc	176
532		Ameron International Corp	20
2,487		Aptargroup, Inc	126
7,399		Ball Corp	266
1,064		CIRCOR International, Inc	26
4,036		Commercial Metals Co	96
838	*	Commercial Vehicle Group, Inc	15
3,558		Crane Co	94
11,261	*	Crown Holdings, Inc	160
190		Dynamic Materials Corp	7
1,240	*	Earle M Jorgensen Co	10
1,604	*	Global Power Equipment Group, Inc	13
1,746	*	Griffon Corp	39
546		Gulf Island Fabrication, Inc	11
16,996		Illinois Tool Works, Inc	1,354
5,881	*	Jacuzzi Brands, Inc	63
496		Lifetime Brands, Inc	10
933	*	Mobile Mini, Inc	32
1,321	*	NCI Building Systems, Inc	43
711		Silgan Holdings, Inc	40
2,552		Simpson Manufacturing Co, Inc	78
4,037		Snap-On, Inc	138
1,400		Sturm Ruger & Co, Inc	12
296		Sun Hydraulics Corp	11
3,948	*	Taser International, Inc	40
1,000		Valmont Industries, Inc	26
690	*	Water Pik Technologies, Inc	13
1,666		Watts Water Technologies, Inc (Class A)	56

		TOTAL FABRICATED METAL PRODUCTS	2,975

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

FOOD AND KINDRED PRODUCTS - 2.87%
1,106		American Italian Pasta Co (Class A)	23
52,222		Anheuser-Busch Cos, Inc	2,389
43,928		Archer Daniels Midland Co	939
700	*	Boston Beer Co, Inc (Class A)	16
15,517		Campbell Soup Co	477
263		Coca-Cola Bottling Co Consolidated	13
140,087		Coca-Cola Co	5,849
20,011		Coca-Cola Enterprises, Inc	440
34,820		Conagra Foods, Inc	806
12,755	*	Constellation Brands, Inc (Class A)	376
5,068		Corn Products International, Inc	120
4,436	*	Darling International, Inc	17
13,809	*	Del Monte Foods Co	149
650		Farmer Brothers Co	14
2,383		Flowers Foods, Inc	84
19,688		General Mills, Inc	921
3,470	*	Gold Kist, Inc	75
23,544		H.J. Heinz Co	834
503	*	Hansen Natural Corp	43
7,598	*	Hercules, Inc	108
11,516		Hershey Foods Corp	715
5,077		Hormel Foods Corp	149
400		J & J Snack Foods Corp	21
3,464		J.M. Smucker Co	163
16,856		Kellogg Co	749
16,847		Kraft Foods, Inc (Class A)	536
1,829		Lancaster Colony Corp	79
1,746		Lance, Inc	30
686	*	M&F Worldwide Corp	9
9,108		McCormick & Co, Inc (Non-Vote)	298
2,766		Molson Coors Brewing Co (Class B)	171
518	*	National Beverage Corp	4
919	*	Peets Coffee & Tea, Inc	30
9,368		Pepsi Bottling Group, Inc	268
4,434		PepsiAmericas, Inc	114
112,641		PepsiCo, Inc	6,075
2,056		Ralcorp Holdings, Inc	85
1,203		Sanderson Farms, Inc	55
52,960		Sara Lee Corp	1,049
5,841	*	Smithfield Foods, Inc	159
1,787		Tootsie Roll Industries, Inc	52
2,378		Topps Co, Inc	24
15,991		Tyson Foods, Inc (Class A)	285
11,780		Wrigley (Wm.) Jr Co	811

		TOTAL FOOD AND KINDRED PRODUCTS	25,624

FOOD STORES - 0.42%
1,696	*	7-Eleven, Inc	51
24,919		Albertson’s, Inc	516
97		Arden Group, Inc (Class A)	8
1,203	*	Great Atlantic & Pacific Tea Co, Inc	35
700		Ingles Markets, Inc (Class A)	10
49,031	*	Kroger Co	933
1,886	*	Panera Bread Co (Class A)	117
1,133	*	Pantry, Inc	44
2,206	*	Pathmark Stores, Inc	19
2,200		Ruddick Corp	56
26,215	*	Starbucks Corp	1,354
964		Weis Markets, Inc	38
4,331		Whole Foods Market, Inc	512
2,108	*	Wild Oats Markets, Inc	24

		TOTAL FOOD STORES	3,717

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

FORESTRY - 0.14%
3,382		Rayonier, Inc	179
16,386		Weyerhaeuser Co	1,043

		TOTAL FORESTRY	1,222

FURNITURE AND FIXTURES - 0.39%
845		Bassett Furniture Industries, Inc	16
4,367	*	BE Aerospace, Inc	68
2,243		Ethan Allen Interiors, Inc	75
3,459		Furniture Brands International, Inc	75
4,977		Herman Miller, Inc	154
3,609		Hillenbrand Industries, Inc	183
3,905		HNI Corp	200
380		Hooker Furniture Corp	7
3,257	*	Interface, Inc (Class A)	26
12,860		Johnson Controls, Inc	724
2,436		Kimball International, Inc (Class B)	32
3,952		La-Z-Boy, Inc	58
12,744		Leggett & Platt, Inc	339
29,163		Masco Corp	926
18,515		Newell Rubbermaid, Inc	441
2,530	*	Select Comfort Corp	54
778		Stanley Furniture Co, Inc	19
2,894	*	Tempur-Pedic International, Inc	64

		TOTAL FURNITURE AND FIXTURES	3,461

FURNITURE AND HOMEFURNISHINGS STORES - 0.43%
19,787	*	Bed Bath & Beyond, Inc	827
1,937	*	Bell Microproducts, Inc	18
18,042		Best Buy Co, Inc	1,237
1,372	*	Brookstone, Inc	26
12,673		Circuit City Stores, Inc (Circuit City Group)	219
1,370	*	Cost Plus, Inc	34
784	*	Design Within Reach, Inc	14
849	*	Electronics Boutique Holdings Corp	54
3,060	*	GameStop Corp (Class B)	91
1,692	*	Guitar Center, Inc	99
1,232		Haverty Furniture Cos, Inc	18
740		Knoll, Inc	13
3,107	*	Linens’n Things, Inc	74
3,500	*	Mohawk Industries, Inc	289
1,849		Movie Gallery, Inc	49
6,020		Pier 1 Imports, Inc	85
10,717		RadioShack Corp	248
1,828	*	Restoration Hardware, Inc	15
4,340		Steelcase, Inc (Class A)	60
2,382	*	The Bombay Co, Inc	14
1,215	*	Trans World Entertainment Corp	14
1,789		Tuesday Morning Corp	56
7,725	*	Williams-Sonoma, Inc	306

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,860

GENERAL BUILDING CONTRACTORS - 0.56%
310	*	Avatar Holdings, Inc	16
2,856		Beazer Homes U.S.A., Inc	163
997		Brookfield Homes Corp	45
8,598		Centex Corp	608
289	*	Comstock Homebuilding Cos, Inc	7
18,289		D.R. Horton, Inc	688
2,166	*	Hovnanian Enterprises, Inc (Class A)	141
5,392		KB Home	411
8,903		Lennar Corp (Class A)	565
1,065		Levitt Corp (Class A)	32
862		M/I Homes, Inc	47
1,316		McGrath RentCorp	31
2,151		MDC Holdings, Inc	177
1,472	*	Meritage Homes Corp	117

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

374	*	NVR, Inc	303
1,250	*	Palm Harbor Homes, Inc	23
900	*	Perini Corp	15
7,218		Pulte Homes, Inc	608
3,230		Ryland Group, Inc	245
2,279		Standard-Pacific Corp	200
798		Technical Olympic U.S.A., Inc	19
3,561	*	Toll Brothers, Inc	362
2,431		Walter Industries, Inc	98
2,352	*	WCI Communities, Inc	75
236	*	William Lyon Homes, Inc	23

		TOTAL GENERAL BUILDING CONTRACTORS	5,019

GENERAL MERCHANDISE STORES - 2.01%
2,874	*	99 Cents Only Stores	36
8,000	*	Big Lots, Inc	106
4,714	*	BJ’s Wholesale Club, Inc	153
360		Bon-Ton Stores, Inc	7
2,068	*	Cabela’s, Inc	44
3,355		Casey’s General Stores, Inc	66
481	*	Conn’s, Inc	12
31,997		Costco Wholesale Corp	1,434
4,477		Dillard’s, Inc (Class A)	105
21,835		Dollar General Corp	445
11,037		Family Dollar Stores, Inc	288
11,274		Federated Department Stores, Inc	826
2,720		Fred’s, Inc	45
16,202		J.C. Penney Co, Inc	852
19,790		May Department Stores Co	795
2,846		Neiman Marcus Group, Inc (Class A)	276
919	*	Retail Ventures, Inc	13
8,388	*	Saks, Inc	159
2,069	*	ShopKo Stores, Inc	50
1,757		Stein Mart, Inc	39
59,568		Target Corp	3,241
32,343		TJX Cos, Inc	788
169,404		Wal-Mart Stores, Inc	8,165

		TOTAL GENERAL MERCHANDISE STORES	17,945

HEALTH SERVICES - 1.18%
3,370	*	Accredo Health, Inc	153
839	*	Alliance Imaging, Inc	9
2,009	*	Allied Healthcare International, Inc	14
1,257	*	Amedisys, Inc	46
739	*	America Service Group, Inc	12
539	*	American Dental Partners, Inc	13
2,237	*	American Healthways, Inc	95
1,851	*	American Retirement Corp	27
1,984	*	Amsurg Corp	55
3,367	*	Apria Healthcare Group, Inc	117
7,127	*	Beverly Enterprises, Inc	91
535	*	Bio-Reference Labs, Inc	7
30,517	*	Caremark Rx, Inc	1,359
5,977	*	Community Health Systems, Inc	226
500	*	Corvel Corp	13
4,280	*	Covance, Inc	192
7,143	*	Coventry Health Care, Inc	505
2,321	*	Cross Country Healthcare, Inc	39
6,725	*	DaVita, Inc	306
4,192	*	Edwards Lifesciences Corp	180
1,864	*	Enzo Biochem, Inc	33
3,094	*	Enzon, Inc	20
8,492	*	Express Scripts, Inc	424
1,379	*	Genesis HealthCare Corp	64
1,525	*	Gentiva Health Services, Inc	27

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

29,482		HCA, Inc	1,671
16,269		Health Management Associates, Inc (Class A)	426
3,932		Hooper Holmes, Inc	16
696	*	Horizon Health Corp	16
8,974	*	Human Genome Sciences, Inc	104
1,831	*	Kindred Healthcare, Inc	73
9,054	*	Laboratory Corp of America Holdings	452
1,374		LCA-Vision, Inc	67
3,672	*	LifePoint Hospitals, Inc	185
6,254	*	Lincare Holdings, Inc	255
1,822	*	Magellan Health Services, Inc	64
5,802		Manor Care, Inc	231
936	*	Matria Healthcare, Inc	30
419	*	Medcath Corp	12
18,558	*	Medco Health Solutions, Inc	990
600		National Healthcare Corp	21
5,807	*	Nektar Therapeutics	98
3,260	*	OCA, Inc	6
2,544	*	Odyssey HealthCare, Inc	37
1,288		Option Care, Inc	18
2,868	*	PainCare Holdings, Inc	12
1,606	*	Pediatrix Medical Group, Inc	118
6,600	b,v*	Physician Resource Group, Inc	—
1,389	*	Psychiatric Solutions, Inc	68
745	*	Radiation Therapy Services, Inc	20
1,200	*	RehabCare Group, Inc	32
4,596	*	Renal Care Group, Inc	212
1,597	*	Sierra Health Services, Inc	114
366	*	Specialty Laboratories, Inc	3
939	*	Stereotaxis, Inc	8
1,249	*	Sunrise Senior Living, Inc	67
1,167	*	Symbion, Inc	28
31,768	*	Tenet Healthcare Corp	389
5,358	*	Triad Hospitals, Inc	293
779	*	U.S. Physical Therapy, Inc	15
1,954	*	United Surgical Partners International, Inc	102
3,259		Universal Health Services, Inc (Class B)	203
774	*	VistaCare, Inc (Class A)	14

		TOTAL HEALTH SERVICES	10,497

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	65

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	65

HOLDING AND OTHER INVESTMENT OFFICES - 2.79%
816	*	4Kids Entertainment, Inc	16
2,760		Aames Investment Corp	27
1,704		Acadia Realty Trust	32
2,248	*	Affiliated Managers Group, Inc	154
1,916		Affordable Residential Communities	26
505		Agree Realty Corp	15
142	*	Alexander’s, Inc	35
1,428		Alexandria Real Estate Equities, Inc	105
8,795		Allied Capital Corp	256
5,664		AMB Property Corp	246
900		American Campus Communities, Inc	20
8,501		American Financial Realty Trust	131
2,312		American Home Mortgage Investment Corp	81
1,959		AMLI Residential Properties Trust	61
7,595		Annaly Mortgage Management, Inc	136
3,218		Anthracite Capital, Inc	38
3,102		Anworth Mortgage Asset Corp	31
6,418		Apartment Investment & Management Co (Class A)	263
4,309		Apollo Investment Corp	79
850		Arbor Realty Trust, Inc	24
13,157		Archstone-Smith Trust	508
4,482		Arden Realty, Inc	161
2,591		Ashford Hospitality Trust, Inc	28
4,904		AvalonBay Communities, Inc	396

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

996		Bedford Property Investors	23
1,402		Bimini Mortgage Management, Inc (Class A)	20
2,102		BioMed Realty Trust, Inc	50
7,392		Boston Properties, Inc	517
1,212	*	Boykin Lodging Co	16
3,768		Brandywine Realty Trust	115
3,459		BRE Properties, Inc (Class A)	145
3,221		Camden Property Trust	173
2,624		Capital Automotive REIT	100
1,573		Capital Lease Funding, Inc	17
190		Capital Southwest Corp	17
800		Capital Trust, Inc	27
3,711		CarrAmerica Realty Corp	134
6,975		Catellus Development Corp	229
2,987		CBL & Associates Properties, Inc	129
1,378		Cedar Shopping Centers, Inc	20
3,200		Centerpoint Properties Trust	135
442		Cherokee, Inc	15
2,651		Colonial Properties Trust	117
3,233		Commercial Net Lease Realty, Inc	66
2,361		Corporate Office Properties Trust	70
700		Correctional Properties Trust	20
2,443		Cousins Properties, Inc	72
4,918		Crescent Real Estate Equities Co	92
1,045	*	Criimi MAE, Inc	23
2,139		CRT Properties, Inc	58
7,195		Developers Diversified Realty Corp	331
1,686		Diamondrock Hospitality Co	19
700		Digital Realty Trust, Inc	12
9,693		Duke Realty Corp	307
1,377		Eastgroup Properties, Inc	58
3,900		ECC Capital Corp	26
2,300		Education Realty Trust, Inc	42
204	*	Enstar Group, Inc	14
1,723		Entertainment Properties Trust	79
4,200		Equity Inns, Inc	56
1,267		Equity Lifestyle Properties, Inc	50
27,406		Equity Office Properties Trust	907
2,470		Equity One, Inc	56
19,383		Equity Residential	714
1,552		Essex Property Trust, Inc	129
2,100		Extra Space Storage, Inc	30
3,528		Federal Realty Investment Trust	208
3,339	*	FelCor Lodging Trust, Inc	48
3,283		Fieldstone Investment Corp	47
2,899		First Industrial Realty Trust, Inc	116
1,093		First Potomac Realty Trust	27
9,089		Friedman Billings Ramsey Group, Inc	130
1,961		Gables Residential Trust	85
11,927		General Growth Properties, Inc	490
1,193		Getty Realty Corp	33
638		Gladstone Capital Corp	15
2,735		Glenborough Realty Trust, Inc	56
2,171		Glimcher Realty Trust	60
1,007		Global Signal, Inc	38
2,000		GMH Communities Trust	28
1,641		Government Properties Trust, Inc	16
1,100		Gramercy Capital Corp	27
2,156		Harris & Harris Group, Inc	26
9,021		Health Care Property Investors, Inc	244
3,602		Health Care REIT, Inc	136
3,212		Healthcare Realty Trust, Inc	124
1,842		Heritage Property Investment Trust	65
2,403		Highland Hospitality Corp	25
3,647		Highwoods Properties, Inc	109
2,103		Home Properties, Inc	90
3,816		HomeBanc Corp	35
57,368		Honeywell International, Inc	2,101
4,370		Hospitality Properties Trust	193
23,413		Host Marriott Corp	410
13,475		HRPT Properties Trust	167

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

5,056		IMPAC Mortgage Holdings, Inc	94
4,513		Inland Real Estate Corp	73
2,862		Innkeepers U.S.A. Trust	43
3,315		Investors Real Estate Trust	32
4,620		iShares Russell 2000 Index Fund	294
7,312		iStar Financial, Inc	304
1,947		Kilroy Realty Corp	92
6,625		Kimco Realty Corp	390
1,900		Kite Realty Group Trust	29
1,927		LaSalle Hotel Properties	63
3,317		Lexington Corporate Properties Trust	81
5,846		Liberty Property Trust	259
1,314		LTC Properties, Inc	27
2,561		Luminent Mortgage Capital, Inc	28
3,937		Macerich Co	264
4,122		Mack-Cali Realty Corp	187
2,313		Maguire Properties, Inc	66
5,848	*	Meristar Hospitality Corp	50
5,284		MFA Mortgage Investments, Inc	39
1,279		Mid-America Apartment Communities, Inc	58
3,769		Mills Corp	229
1,500		MortgageIT Holdings, Inc	27
1,400		National Health Investors, Inc	39
476		National Health Realty, Inc	9
4,508		Nationwide Health Properties, Inc	106
3,103		New Century Financial Corp	160
6,949		New Plan Excel Realty Trust	189
2,873		Newcastle Investment Corp	87
1,252		NorthStar Realty Finance Corp	13
1,737		Novastar Financial, Inc	68
4,621		Omega Healthcare Investors, Inc	59
513		One Liberty Properties, Inc	11
573		Origen Financial, Inc	4
2,662		Pan Pacific Retail Properties, Inc	177
946		Parkway Properties, Inc	47
2,448		Pennsylvania Real Estate Investment Trust	116
12,520		Plum Creek Timber Co, Inc	455
2,677		Post Properties, Inc	97
3,044		Prentiss Properties Trust	111
12,551		Prologis	505
1,073		PS Business Parks, Inc	48
5,600		Public Storage, Inc	354
1,730		RAIT Investment Trust	52
992		Ramco-Gershenson Properties	29
5,400		Realty Income Corp	135
5,491		Reckson Associates Realty Corp	184
1,224		Redwood Trust, Inc	63
4,247		Regency Centers Corp	243
598	*	Rockville Financial, Inc	7
700		Saul Centers, Inc	26
3,400		Saxon Capital, Inc	58
3,728		Senior Housing Properties Trust	71
3,170		Shurgard Storage Centers, Inc (Class A)	146
11,526		Simon Property Group, Inc	836
1,224		Sizeler Property Investors	16
2,809		SL Green Realty Corp	181
1,302		Sovran Self Storage, Inc	59
13,150		SPDR Trust Series 1	1,567
4,550		Spirit Finance Corp	54
1,900		Strategic Hotel Capital, Inc	34
1,069		Sun Communities, Inc	40
1,594		Sunstone Hotel Investors, Inc	39
1,844		Tanger Factory Outlet Centers, Inc	50
687	*	Tarragon Realty Investors, Inc	17
3,403		Taubman Centers, Inc	116
16,499	*	Telewest Global, Inc	376
6,201		Thornburg Mortgage, Inc	181
1,437		Town & Country Trust	41
6,212		Trizec Properties, Inc	128
4,211		Trustreet Properties, Inc	70

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

9,216		United Dominion Realty Trust, Inc	222
1,095		Universal Health Realty Income Trust	42
1,407		Urstadt Biddle Properties, Inc (Class A)	24
1,700		U-Store-It Trust	32
5,704		Ventas, Inc	172
7,392		Vornado Realty Trust	594
2,850		Washington Real Estate Investment Trust	89
5,353		Weingarten Realty Investors	210
2,315		Winston Hotels, Inc	26

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	24,862

HOTELS AND OTHER LODGING PLACES - 0.44%
1,418		Ameristar Casinos, Inc	37
2,464	*	Aztar Corp	84
1,131	*	Bluegreen Corp	20
2,948		Boyd Gaming Corp	151
1,205		Choice Hotels International, Inc	79
2,696	*	Gaylord Entertainment Co	125
1,718	*	Great Wolf Resorts, Inc	35
25,749		Hilton Hotels Corp	614
1,142	*	Isle of Capri Casinos, Inc	30
13,056	*	La Quinta Corp	122
1,559	*	Las Vegas Sands Corp	56
1,242		Marcus Corp	26
12,666		Marriott International, Inc (Class A)	864
8,119	*	MGM Mirage	321
604	*	Monarch Casino & Resort, Inc	13
1,437	*	MTR Gaming Group, Inc	17
566	*	Riviera Holdings Corp	13
14,410		Starwood Hotels & Resorts Worldwide, Inc	844
3,748		Station Casinos, Inc	249
2,055	*	Vail Resorts, Inc	58
3,169	*	Wynn Resorts Ltd	150

		TOTAL HOTELS AND OTHER LODGING PLACES	3,908

INDUSTRIAL MACHINERY AND EQUIPMENT – 5.36%
51,762		3M Co	3,742
676	*	Aaon, Inc	12
1,797	*	Actuant Corp	86
4,600	*	Advanced Digital Information Corp	35
6,268	*	AGCO Corp	120
432		Alamo Group, Inc	8
1,703		Albany International Corp (Class A)	55
12,586		American Standard Cos, Inc	528
55,416	*	Apple Computer, Inc	2,040
112,156		Applied Materials, Inc	1,815
1,200	*	Astec Industries, Inc	28
444	*	ASV, Inc	18
3,264	*	Asyst Technologies, Inc	15
7,081	*	Axcelis Technologies, Inc	49
5,338		Black & Decker Corp	480
1,381		Black Box Corp	49
2,004	*	Blount International, Inc	33
3,368		Briggs & Stratton Corp	117
18,512	*	Brocade Communications Systems, Inc	72
3,284	*	Brooks Automation, Inc	49
1,372		Bucyrus International, Inc (Class A)	52
2,100		Carlisle Cos, Inc	144
674		Cascade Corp	29
22,985		Caterpillar, Inc	2,191
4,202		CDW Corp	240
5,864	*	Cirrus Logic, Inc	31
3,734	*	Cooper Cameron Corp	232
3,015		Cummins, Inc	225
1,418		Curtiss-Wright Corp	77
16,574		Deere & Co	1,085
165,495	*	Dell, Inc	6,539
4,861		Diebold, Inc	219

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

5,351		Donaldson Co, Inc	162
3,015	*	Dot Hill Systems Corp	16
13,696		Dover Corp	498
463	*	Dril-Quip, Inc	13
10,202		Eaton Corp	611
161,656	*	EMC Corp	2,216
5,823	*	Emulex Corp	106
2,787		Engineered Support Systems, Inc	100
1,375	*	EnPro Industries, Inc	40
4,002	*	Entegris, Inc	40
7,347	*	Extreme Networks, Inc	30
831	*	Fargo Electronics, Inc	17
909	*	Flanders Corp	8
3,771	*	Flowserve Corp	114
4,666	*	FMC Technologies, Inc	149
1,688	*	Gardner Denver, Inc	59
15,479	*	Gateway, Inc	51
449	*	Gehl Co	18
428	*	General Binding Corp	9
1,525	*	Global Imaging Systems, Inc	49
673		Gorman-Rupp Co	14
4,828		Graco, Inc	165
8,494	*	Grant Prideco, Inc	225
194,745		Hewlett-Packard Co	4,578
1,276	*	Hydril	69
3,430		IDEX Corp	132
108,517		International Business Machines Corp	8,052
23,126		International Game Technology	651
1,163	*	Intevac, Inc	12
10,780	*	Jabil Circuit, Inc	331
5,301		Joy Global, Inc	178
993	*	Kadant, Inc	22
1,979		Kaydon Corp	55
2,573		Kennametal, Inc	118
2,183	*	Komag, Inc	62
3,600	*	Kulicke & Soffa Industries, Inc	29
9,315	*	Lam Research Corp	270
3,073		Lennox International, Inc	65
8,347	*	Lexmark International, Inc	541
700		Lindsay Manufacturing Co	17
800		Lufkin Industries, Inc	29
2,015		Manitowoc Co, Inc	83
17,191	*	Maxtor Corp	89
2,549	*	Micros Systems, Inc	114
310		Middleby Corp	16
1,516	*	Mikohn Gaming Corp	22
2,342		Modine Manufacturing Co	76
413		Nacco Industries, Inc (Class A)	44
11,424	*	National Oilwell Varco, Inc	543
2,164	*	Netgear, Inc	40
1,000		NN, Inc	13
1,903		Nordson Corp	65
2,737	*	Oil States International, Inc	69
8,166		Pall Corp	248
2,905	*	PalmOne, Inc	87
258	*	PAR Technology Corp	8
8,079		Parker Hannifin Corp	501
2,314	*	Paxar Corp	41
6,972		Pentair, Inc	299
15,510		Pitney Bowes, Inc	675
1,773	*	ProQuest Co	58
12,525	*	Quantum Corp	37
628	*	Rimage Corp	13
600		Robbins & Myers, Inc	13
12,399		Rockwell Automation, Inc	604

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

12,124	*	Sandisk Corp	288
744		Sauer-Danfoss, Inc	13
6,941	*	Scansoft, Inc	26
871	*	Scansource, Inc	37
600		Schawk, Inc	15
4,306	*	Scientific Games Corp (Class A)	116
16,448	v*	Seagate Technology, Inc (Escrow)	—
1,100	*	Semitool, Inc	11
7,101		Smith International, Inc	452
65,215	*	Solectron Corp	247
5,063		SPX Corp	233
800		Standex International Corp	23
5,279		Stanley Works	240
2,032		Stewart & Stevenson Services, Inc	46
7,274	*	Storage Technology Corp	264
16,219		Symbol Technologies, Inc	160
1,000		Tecumseh Products Co (Class A)	27
600		Tennant Co	21
3,427	*	Terex Corp	135
1,000		Thomas Industries, Inc	40
5,114		Timken Co	118
2,990		Toro Co	116
881	*	TurboChef Technologies, Inc	16
1,608	*	Ultratech, Inc	29
3,395	*	UNOVA, Inc	90
8,994	*	Varian Medical Systems, Inc	336
1,669	*	VeriFone Holdings, Inc	27
1,547		Watsco, Inc	66
14,492	*	Western Digital Corp	195
675		Woodward Governor Co	57
2,873		York International Corp	109
4,849	*	Zebra Technologies Corp (Class A)	212

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	47,859

INSTRUMENTS AND RELATED PRODUCTS - 3.16%
1,214	*	Abaxis, Inc	13
1,059	*	Abiomed, Inc	9
657	*	ADE Corp	18
4,372	*	Advanced Medical Optics, Inc	174
1,396	*	Advanced Neuromodulation Systems, Inc	55
4,200	*	Affymetrix, Inc	227
33,056	*	Agilent Technologies, Inc	761
3,618	*	Align Technology, Inc	27
8,772		Allergan, Inc	748
4,631	*	American Medical Systems Holdings, Inc	96
551	*	American Science & Engineering, Inc	24
928		Analogic Corp	47
1,600	*	Anaren Microwave, Inc	21
810	*	Animas Corp	16
13,610		Applera Corp (Applied Biosystems Group)	268
600	*	ARGON ST Inc	21
1,344		Arrow International, Inc	43
1,500	*	Arthrocare Corp	52
1,087	*	Aspect Medical Systems, Inc	32
1,234	*	August Technology Corp	14
371		Badger Meter Inc	15
7,155		Bard (C.R.), Inc	476
3,662		Bausch & Lomb, Inc	304
41,762		Baxter International, Inc	1,549
4,252		Beckman Coulter, Inc	270
16,982		Becton Dickinson & Co	891
786		BEI Technologies, Inc	21
16,977		Biomet, Inc	588
1,200	*	Bio-Rad Laboratories, Inc (Class A)	71
1,130	*	Biosite, Inc	62
44,384	*	Boston Scientific Corp	1,198
1,542	*	Bruker BioSciences Corp	6

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

1,796	*	Caliper Life Sciences, Inc	10
1,038	*	Candela Corp	11
742	*	Cantel Medical Corp	12
2,899	*	Cepheid, Inc	21
961		CNS, Inc	22
2,100	*	Coherent, Inc	76
1,500		Cohu, Inc	30
1,940	*	Conmed Corp	60
2,953		Cooper Cos, Inc	180
5,665	*	Credence Systems Corp	51
1,157	*	Cuno, Inc	83
1,543	*	Cyberonics, Inc	67
15,875		Danaher Corp	831
800		Datascope Corp	27
5,500		Dentsply International, Inc	297
1,255	*	Dionex Corp	55
1,242	*	DJ Orthopedics, Inc	34
1,830		DRS Technologies, Inc	94
19,315		Eastman Kodak Co	519
1,002		EDO Corp	30
2,538	*	Encore Medical Corp	14
859	*	ESCO Technologies, Inc	87
1,694	*	Esterline Technologies Corp	68
833	*	Excel Technology, Inc	20
735	*	Faro Technologies, Inc	20
1,709	*	FEI Co	39
8,023	*	Fisher Scientific International, Inc	521
4,309	*	Flir Systems, Inc	129
2,265	*	Formfactor, Inc	60
3,260	*	Fossil, Inc	74
923	*	Foxhollow Technologies, Inc	35
21,787		Guidant Corp	1,466
1,733	*	Haemonetics Corp	70
2,292	*	HealthTronics, Inc	30
850	*	Herley Industries, Inc	16
1,387	*	Hologic, Inc	55
919	*	ICU Medical, Inc	30
1,260	*	I-Flow Corp	21
1,400	*	II-VI, Inc	26
2,022	*	Illumina, Inc	24
2,473	*	Inamed Corp	166
4,300	*	Input/Output, Inc	27
1,332	*	Integra LifeSciences Holding	39
1,755	*	Intermagnetics General Corp	54
885	*	Intralase Corp	17
2,329	*	Intuitive Surgical, Inc	109
2,044		Invacare Corp	91
1,673	*	Ionatron, Inc	14
1,083	*	IRIS International, Inc	19
512	*	Ista Pharmaceuticals, Inc	4
1,441	*	Itron, Inc	64
2,194	*	Ixia	43
900		Keithley Instruments, Inc	14
520	*	Kensey Nash Corp	16
13,236		KLA-Tencor Corp	578
4,991	*	Kopin Corp	25
1,951	*	Kyphon, Inc	68
656	*	LaBarge, Inc	12
1,257	*	Laserscope	52
542	*	LeCroy Corp	7
4,789	*	Lexar Media, Inc	23
4,233	*	LTX Corp	21

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

742	*	Measurement Specialties, Inc	17
81,380		Medtronic, Inc	4,215
2,307		Mentor Corp	96
1,469	*	Merit Medical Systems, Inc	23
2,775	*	Mettler-Toledo International, Inc	129
670	*	Micro Therapeutics, Inc	3
3,429	*	Millipore Corp	194
1,938		Mine Safety Appliances Co	90
2,254	*	MKS Instruments, Inc	38
1,101	*	Molecular Devices Corp	24
1,178		Movado Group, Inc	22
1,508		MTS Systems Corp	51
4,644	*	Nanogen, Inc	18
2,716	*	Newport Corp	38
1,043	*	NuVasive, Inc	17
1,667		Oakley, Inc	28
1,140	*	Palomar Medical Technologies, Inc	27
8,877		PerkinElmer, Inc	168
1,200	*	Photon Dynamics, Inc	25
4,783	*	Pinnacle Systems, Inc	26
1,825		PolyMedica Corp	65
30,410		Raytheon Co	1,190
2,350	*	Resmed, Inc	155
4,842	*	Respironics, Inc	175
1,037	*	Rofin-Sinar Technologies, Inc	34
2,865		Roper Industries, Inc	204
688	*	Rudolph Technologies, Inc	10
2,387	*	Sirf Technology Holdings, Inc	42
698	*	Somanetics Corp	16
1,305	*	Sonic Solutions, Inc	24
957	*	SonoSite, Inc	30
24,364	*	St. Jude Medical, Inc	1,062
3,471	*	Star Scientific, Inc	15
4,798		Steris Corp	124
19,736		Stryker Corp	939
2,566	*	Sybron Dental Specialties, Inc	96
559	*	Symmetry Medical, Inc	13
2,800	*	Techne Corp	129
6,000		Tektronix, Inc	140
2,183	*	Teledyne Technologies, Inc	71
13,483	*	Teradyne, Inc	161
11,023	*	Thermo Electron Corp	296
3,100	*	Thermogenesis	13
3,489	*	Thoratec Corp	54
3,521	*	Trimble Navigation Ltd	137
1,583	*	TriPath Imaging, Inc	14
688		United Industrial Corp	25
2,410	*	Varian, Inc	91
1,820	*	Veeco Instruments, Inc	30
2,086	*	Ventana Medical Systems, Inc	84
1,897	*	Viasys Healthcare, Inc	43
1,589	*	Viisage Technology, Inc	7
828	*	Vital Images, Inc	15
400		Vital Signs, Inc	17
7,906	*	Waters Corp	294
1,846	*	Wright Medical Group, Inc	49
64,469	*	Xerox Corp	889
1,200		X-Rite, Inc	14
311		Young Innovations, Inc	12
16,636	*	Zimmer Holdings, Inc	1,267
600	*	Zoll Medical Corp	15

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	28,205

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
21,397		AON Corp	536
3,654		Brown & Brown, Inc	164
1,019		Clark, Inc	15
2,076		Crawford & Co (Class B)	16
6,200		Gallagher (Arthur J.) & Co	168
19,738		Hartford Financial Services Group, Inc	1,476
2,153		Hilb, Rogal & Hamilton Co	74
10,971	*	Humana, Inc	436
1,185	*	LabOne, Inc	47
35,602		Marsh & McLennan Cos, Inc	986
2,320		National Financial Partners Corp	91
3,049	*	USI Holdings Corp	39

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,048

INSURANCE CARRIERS - 4.98%
2,172		21st Century Insurance Group	32
19,539		Aetna, Inc	1,618
676		Affirmative Insurance Holdings, Inc	11
33,746		Aflac, Inc	1,461
2,273		Alfa Corp	33
328	*	Alleghany Corp	97
3,675	*	Allmerica Financial Corp	136
44,954		Allstate Corp	2,686
7,339		Ambac Financial Group, Inc	512
2,223		American Equity Investment Life Holding Co	26
3,166		American Financial Group, Inc	106
154,346		American International Group, Inc	8,968
493		American National Insurance Co	57
652	*	American Physicians Capital, Inc	24
3,440	*	AMERIGROUP Corp	138
2,774		AmerUs Group Co	133
1,866	*	Argonaut Group, Inc	43
7,639		Assurant, Inc	276
625		Baldwin & Lyons, Inc (Class B)	15
7,254		Berkley (W.R.) Corp	259
1,052		Bristol West Holdings, Inc	19
2,823	*	Centene Corp	95
2,096	*	Ceres Group, Inc	13
13,097		Chubb Corp	1,121
8,804		Cigna Corp	942
11,502		Cincinnati Financial Corp	455
1,975	*	Citizens, Inc	12
1,505	*	CNA Financial Corp	43
1,100	*	CNA Surety Corp	16
10,017	*	Conseco, Inc	219
6,055	*	Danielson Holdings Corp	74
1,728		Delphi Financial Group, Inc (Class A)	76
900		Direct General Corp	17
293		Donegal Group, Inc	6
168		EMC Insurance Group, Inc	3
3,019		Erie Indemnity Co (Class A)	164
881		FBL Financial Group, Inc (Class A)	24
10,888		Fidelity National Financial, Inc	389
1,175		First Acceptance Corp	11
5,495		First American Corp	221
558	*	FPIC Insurance Group, Inc	16
14,879		Genworth Financial, Inc	450
500		Great American Financial Resources, Inc	10
1,439		Harleysville Group, Inc	30
4,539		HCC Insurance Holdings, Inc	172
7,567	*	Health Net, Inc	289
1,441	*	HealthExtras, Inc	29
2,970		Horace Mann Educators Corp	56
423		Independence Holding Co	7
1,436		Infinity Property & Casualty Corp	50

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

9,148		Jefferson-Pilot Corp	461
314		Kansas City Life Insurance Co	15
1,406	*	KMG America Corp	14
1,329		Landamerica Financial Group, Inc	79
5,461		Leucadia National Corp	211
11,692		Lincoln National Corp	549
10,012		Loews Corp	776
661	*	Markel Corp	224
9,106		MBIA, Inc	540
1,767		Mercury General Corp	96
27,832		MetLife, Inc	1,251
6,343		MGIC Investment Corp	414
578		Midland Co	20
720	*	Molina Healthcare, Inc	32
154	*	National Western Life Insurance Co (Class A)	30
3,921		Nationwide Financial Services, Inc (Class A)	149
590	*	Navigators Group, Inc	20
1,046		Odyssey Re Holdings Corp	26
4,060		Ohio Casualty Corp	98
12,273		Old Republic International Corp	310
5,837	*	Pacificare Health Systems, Inc	417
1,212	*	Philadelphia Consolidated Holding Corp	103
6,516		Phoenix Cos, Inc	78
1,846	*	PMA Capital Corp (Class A)	16
6,281		PMI Group, Inc	245
1,393		Presidential Life Corp	24
19,764		Principal Financial Group	828
1,820	*	ProAssurance Corp	76
13,440		Progressive Corp	1,328
4,643		Protective Life Corp	196
34,832		Prudential Financial, Inc	2,287
5,790		Radian Group, Inc	273
1,878		Reinsurance Group of America, Inc	87
1,557		RLI Corp	69
8,568		Safeco Corp	466
784		Safety Insurance Group, Inc	26
1,800		Selective Insurance Group, Inc	89
45,328		St. Paul Travelers Cos, Inc	1,792
1,990		Stancorp Financial Group, Inc	152
913		State Auto Financial Corp	28
1,214		Stewart Information Services Corp	51
7,153		Torchmark Corp	373
1,700		Tower Group, Inc	27
1,780		Transatlantic Holdings, Inc	99
648	*	Triad Guaranty, Inc	33
2,600		UICI	77
1,036		United Fire & Casualty Co	46
85,169		UnitedHealth Group, Inc	4,441
3,350		Unitrin, Inc	165
1,679	*	Universal American Financial Corp	38
19,988		UnumProvident Corp	366
1,256	*	WellCare Health Plans, Inc	45
2,153	*	WellChoice, Inc	150
40,982	*	WellPoint, Inc	2,854
95		Wesco Financial Corp	34
1,069		Zenith National Insurance Corp	73

		TOTAL INSURANCE CARRIERS	44,427

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
2,636	*	Corrections Corp of America	103
600	*	Geo Group, Inc	15

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	118

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

LEATHER AND LEATHER PRODUCTS - 0.14%
1,264		Brown Shoe Co, Inc	50
25,362	*	Coach, Inc	851
1,554	*	Genesco, Inc	58
600	*	Steven Madden Ltd	11
3,547	*	Timberland Co (Class A)	137
378		Weyco Group, Inc	7
4,323		Wolverine World Wide, Inc	104

		TOTAL LEATHER AND LEATHER PRODUCTS	1,218

LEGAL SERVICES - 0.01%
2,772	*	FTI Consulting, Inc	58
852		Pre-Paid Legal Services, Inc	38

		TOTAL LEGAL SERVICES	96

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,786	*	Laidlaw International, Inc	164

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	164

LUMBER AND WOOD PRODUCTS - 0.04%
660		American Woodmark Corp	20
4,900	*	Champion Enterprises, Inc	49
742		Deltic Timber Corp	28
7,563		Louisiana-Pacific Corp	186
442		Skyline Corp	18
979		Universal Forest Products, Inc	40

		TOTAL LUMBER AND WOOD PRODUCTS	341

METAL MINING - 0.28%
1,482		Cleveland-Cliffs, Inc	86
15,276	*	Coeur D’alene Mines Corp	55
1,767		Commerce Group, Inc	110
11,984		Freeport-McMoRan Copper & Gold, Inc (Class A)	449
8,220	*	Hecla Mining Co	37
27,733		Newmont Mining Corp	1,082
6,413		Phelps Dodge Corp	593
1,140		Royal Gold, Inc	23
1,725		Southern Peru Copper Corp	74
3,233	*	Stillwater Mining Co	24

		TOTAL METAL MINING	2,533

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
2,039		Blyth, Inc	57
4,691		Callaway Golf Co	72
835		Charles & Colvard Ltd	20
1,000		Daktronics, Inc	20
546		Escalade, Inc	8
9,781		Fortune Brands, Inc	869
10,248		Hasbro, Inc	213
5,789	*	Identix, Inc	29
1,657	*	Jakks Pacific, Inc	32
3,216	*	K2, Inc	41
1,909	*	Leapfrog Enterprises, Inc	22
1,066		Marine Products Corp	15
27,680		Mattel, Inc	506
2,137		Nautilus, Inc	61
1,217	*	RC2 Corp	46
700		Russ Berrie & Co, Inc	9
2,628	*	Shuffle Master, Inc	74
467	*	Steinway Musical Instruments, Inc	14
3,313		Yankee Candle Co, Inc	106

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,214

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

MISCELLANEOUS RETAIL - 1.26%
1,264	*	1-800-Flowers.com, Inc (Class A)	9
872	*	AC Moore Arts & Crafts, Inc	28
2,156	*	Alloy, Inc	11
20,523	*	Amazon.com, Inc	679
3,540	*	Barnes & Noble, Inc	137
1,412		Big 5 Sporting Goods Corp	40
574		Blair Corp	23
1,004	*	Blue Nile, Inc	33
5,069		Borders Group, Inc	128
635	*	Build-A-Bear Workshop, Inc	15
2,000		Cash America International, Inc	40
1,116	*	CKX Inc	14
2,287	*	Coldwater Creek, Inc	57
54,293		CVS Corp	1,578
2,338	*	Dick’s Sporting Goods, Inc	90
7,381	*	Dollar Tree Stores, Inc	177
3,077	*	Drugstore.com, Inc	13
2,059	*	GSI Commerce, Inc	35
1,626	*	Hibbett Sporting Goods, Inc	62
1,216	*	Jill (J.) Group, Inc	17
2,200		Longs Drug Stores Corp	95
4,946	*	Marvel Enterprises, Inc	98
9,191		Michaels Stores, Inc	380
3,120		MSC Industrial Direct Co (Class A)	105
2,611	*	NeighborCare, Inc	87
1,484	*	Nutri/System, Inc	22
21,101	*	Office Depot, Inc	482
840	*	Overstock.com, Inc	30
425	*	Party City Corp	5
3,889	*	Petco Animal Supplies, Inc	114
9,662		Petsmart, Inc	293
1,516	*	Priceline.com, Inc	35
35,035	*	Rite Aid Corp	146
6,680	*	Sears Holdings Corp	1,001
814	*	Sharper Image Corp	10
1,548	*	Sports Authority, Inc	49
1,250	*	Stamps.com, Inc	23
49,538		Staples, Inc	1,056
9,858		Tiffany & Co	323
14,715	*	Toys ‘R’ Us, Inc	390
1,504	*	Valuevision International, Inc (Class A)	18
68,773		Walgreen Co	3,163
1,558		World Fuel Services Corp	37
3,526	*	Zale Corp	112

		TOTAL MISCELLANEOUS RETAIL	11,260

MOTION PICTURES – 1.52%
2,366	*	Avid Technology, Inc	126
12,560		Blockbuster, Inc (Class A)	115
840		Carmike Cinemas, Inc	26
2,719	*	DreamWorks Animation SKG, Inc (Class A)	71
188,367	*	Liberty Media Corp (Class A)	1,919
3,427	*	Macrovision Corp	77
156,742		News Corp (Class A)	2,536
2,864		Regal Entertainment Group (Class A)	54
3,067	*	Time Warner Telecom, Inc (Class A)	18
308,533	*	Time Warner, Inc	5,156
137,669		Walt Disney Co	3,466
390	*	WPT Enterprises, Inc	8

		TOTAL MOTION PICTURES	13,572

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

NONDEPOSITORY INSTITUTIONS – 2.22%
1,136	*	Accredited Home Lenders Holding Co	50
4,592		Advance America Cash Advance Centers, Inc	73
1,267		Advanta Corp (Class B)	36
5,923		American Capital Strategies Ltd	214
73,785		American Express Co	3,928
9,944	*	AmeriCredit Corp	254
1,500		Ares Capital Corp	27
645		Asta Funding, Inc	18
919		Beverly Hills Bancorp, Inc	10
16,953		Capital One Financial Corp	1,356
4,471	*	CapitalSource, Inc	88
2,774		CharterMac	61
14,151		CIT Group, Inc	608
997	*	Collegiate Funding Services LLC	15
1,233	*	CompuCredit Corp	42
39,522		Countrywide Financial Corp	1,526
962	*	Credit Acceptance Corp	14
763		Delta Financial Corp	7
5,925		Doral Financial Corp	98
3,610	*	E-Loan, Inc	12
843	*	Encore Capital Group, Inc	14
65,110		Fannie Mae	3,802
591		Federal Agricultural Mortgage Corp (Class C)	13
1,081		Financial Federal Corp	42
815	*	First Cash Financial Services, Inc	17
1,763	*	First Marblehead Corp	62
46,307		Freddie Mac	3,021
85,181		MBNA Corp	2,228
3,210		MCG Capital Corp	55
3,920	*	Metris Cos, Inc	57
1,165	*	Nelnet, Inc	39
1,181		NGP Capital Resources Co	18
19,919	*	Providian Financial Corp	351
28,218		SLM Corp	1,433
300		Student Loan Corp	66
265	*	United PanAm Financial Corp	7
1,585		Westcorp	83
478	*	WFS Financial, Inc	24
1,332	*	World Acceptance Corp	40

		TOTAL NONDEPOSITORY INSTITUTIONS	19,809

NONMETALLIC MINERALS, EXCEPT FUELS – 0.07%
1,482		Amcol International Corp	28
1,369		Compass Minerals International, Inc	32
2,125		Florida Rock Industries, Inc	156
6,876		Vulcan Materials Co	447

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	663

OIL AND GAS EXTRACTION – 2.53%
15,854		Anadarko Petroleum Corp	1,302
22,128		Apache Corp	1,429
1,212	*	ATP Oil & Gas Corp	28
896	*	Atwood Oceanics, Inc	55
22,675		Baker Hughes, Inc	1,160
1,263		Berry Petroleum Co (Class A)	67
875	*	Bill Barrett Corp	26
10,860		BJ Services Co	570
905	*	Bois d’Arc Energy, Inc	13
3,242	*	Brigham Exploration Co	30
25,928		Burlington Resources, Inc	1,432
3,429		Cabot Oil & Gas Corp (Class A)	119
2,656	*	Cal Dive International, Inc	139
871	*	Callon Petroleum Co	13
1,285	*	Carrizo Oil & Gas, Inc	22
3,310	*	Cheniere Energy, Inc	103
21,235		Chesapeake Energy Corp	484
5,563	*	Cimarex Energy Co	216
732	*	Clayton Williams Energy, Inc	22
2,751	*	Comstock Resources, Inc	70

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

2,103	*	Delta Petroleum Corp	30
3,800	*	Denbury Resources, Inc	151
31,862		Devon Energy Corp	1,615
3,830		Diamond Offshore Drilling, Inc	205
900	*	Edge Petroleum Corp	14
2,205	*	Encore Acquisition Co	90
3,812	*	Endeavour International Corp	14
2,180	*	Energy Partners Ltd	57
10,201		ENSCO International, Inc	365
15,949		EOG Resources, Inc	906
4,306		Equitable Resources, Inc	293
3,346	*	Forest Oil Corp	141
3,217	*	FX Energy, Inc	35
4,373	*	Gasco Energy, Inc	16
5,603	*	Global Industries Ltd	48
704	*	Goodrich Petroleum Corp	14
12,950	*	Grey Wolf, Inc	96
30,010		Halliburton Co	1,435
5,339	*	Hanover Compressor Co	61
2,496	*	Harvest Natural Resources, Inc	27
3,449		Helmerich & Payne, Inc	162
1,922	*	Houston Exploration Co	102
3,398	*	KCS Energy, Inc	59
7,737		Kerr-McGee Corp	590
1,692	*	McMoRan Exploration Co	33
6,041	*	Meridian Resource Corp	29
2,820	*	Mission Resources Corp	23
8,238	*	Newfield Exploration Co	329
5,171	*	Newpark Resources, Inc	39
5,943		Noble Energy, Inc	450
26,696		Occidental Petroleum Corp	2,054
1,600	*	Oceaneering International, Inc	62
2,048	*	Parallel Petroleum Corp	18
6,555	*	Parker Drilling Co	46
11,396		Patterson-UTI Energy, Inc	317
361	v*	PetroCorp (Escrow)	—
1,570	*	PetroHawk Energy Corp	17
1,400	*	Petroleum Development Corp	45
2,768	*	PetroQuest Energy, Inc	18
1,329	*	Pioneer Drilling Co	20
9,524		Pioneer Natural Resources Co	401
5,352	*	Plains Exploration & Production Co	190
4,111		Pogo Producing Co	213
10,575	*	Pride International, Inc	272
2,524	*	Quicksilver Resources, Inc	161
5,501		Range Resources Corp	148
1,410	*	Remington Oil & Gas Corp	50
7,354		Rowan Cos, Inc	218
1,050		RPC, Inc	18
1,203	*	Seacor Smit, Inc	77
5,062	*	Southwestern Energy Co	238
1,665	*	Spinnaker Exploration Co	59
3,800		St. Mary Land & Exploration Co	110
1,545	*	Stone Energy Corp	76
5,222	*	Superior Energy Services, Inc	93
2,001	*	Swift Energy Co	72
2,633	*	Syntroleum Corp	27
1,410	*	Tetra Technologies, Inc	45
4,219		Tidewater, Inc	161
1,176	*	Tipperary Corp	7
3,187	*	Todco	82
942	*	Toreador Resources Corp	23
2,432	*	Transmontaigne, Inc	26
1,526	*	Tri-Valley Corp	21
3,093	*	Unit Corp	136
18,127		Unocal Corp	1,179
2,260	*	Veritas DGC, Inc	63
3,500		Vintage Petroleum, Inc	107
865		W&T Offshore, Inc	21
1,100	*	Warren Resources, Inc	12

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

1,889	*	W-H Energy Services, Inc	47
1,935	*	Whiting Petroleum Corp	70
24,017		XTO Energy, Inc	816

		TOTAL OIL AND GAS EXTRACTION	22,565

PAPER AND ALLIED PRODUCTS – 0.63%
7,090		Bemis Co	188
3,865		Bowater, Inc	125
1,676	*	Buckeye Technologies, Inc	13
1,977	*	Caraustar Industries, Inc	21
1,356		Chesapeake Corp	29
17,486		Georgia-Pacific Corp	556
2,970		Glatfelter	37
4,634	*	Graphic Packaging Corp	17
1,033		Greif, Inc (Class A)	63
32,979		International Paper Co	996
32,184		Kimberly-Clark Corp	2,015
3,700		Longview Fibre Co	76
13,955		MeadWestvaco Corp	391
1,971	*	Mercer International, Inc	14
1,075		Neenah Paper, Inc	33
4,757		OfficeMax, Inc	142
3,866		Packaging Corp of America	81
2,695	*	Playtex Products, Inc	29
1,966		Potlatch Corp	103
1,984		Rock-Tenn Co (Class A)	25
1,040		Schweitzer-Mauduit International, Inc	32
16,953	*	Smurfit-Stone Container Corp	173
6,553		Sonoco Products Co	174
7,696		Temple-Inland, Inc	286
3,174		Wausau-Mosinee Paper Corp	38

		TOTAL PAPER AND ALLIED PRODUCTS	5,657

PERSONAL SERVICES – 0.18%
620		Angelica Corp	15
9,452		Cintas Corp	365
1,567	*	Coinstar, Inc	36
1,405		G & K Services, Inc (Class A)	53
11,193		H & R Block, Inc	653
2,700		Jackson Hewitt Tax Service, Inc	64
3,015		Regis Corp	118
21,121		Service Corp International	169
587		Unifirst Corp	24
2,598	*	Weight Watchers International, Inc	134

		TOTAL PERSONAL SERVICES	1,631

PETROLEUM AND COAL PRODUCTS – 4.87%
5,256		Amerada Hess Corp	560
4,376		Ashland, Inc	315
141,134		ChevronTexaco Corp	7,892
93,657		ConocoPhillips	5,384
1,450		ElkCorp	41
428,176		ExxonMobil Corp	24,607
3,774		Frontier Oil Corp	111
738	*	Giant Industries, Inc	27
2,769	*	Headwaters, Inc	95
1,378		Holly Corp	64
23,397		Marathon Oil Corp	1,249
11,094		Murphy Oil Corp	579
5,396		Premcor, Inc	400
4,627		Sunoco, Inc	526
4,554		Tesoro Corp	212
17,269		Valero Energy Corp	1,366
1,100		WD-40 Co	31

		TOTAL PETROLEUM AND COAL PRODUCTS	43,459

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

PRIMARY METAL INDUSTRIES – 0.66%
7,555	*	AK Steel Holding Corp	48
58,656		Alcoa, Inc	1,533
2,148	*	Aleris International, Inc	48
6,601		Allegheny Technologies, Inc	146
3,299		Belden CDT, Inc	70
1,200	*	Brush Engineered Materials, Inc	17
1,656		Carpenter Technology Corp	86
1,235	*	Century Aluminum Co	25
3,800	*	CommScope, Inc	66
95,705	*	Corning, Inc	1,591
1,440	*	Encore Wire Corp	17
2,400	*	General Cable Corp	36
1,633		Gibraltar Industries, Inc	30
4,139		Hubbell, Inc (Class B)	183
2,054	*	Lone Star Technologies, Inc	94
1,977		Matthews International Corp (Class A)	77
2,942	*	Maverick Tube Corp	88
2,431		Mueller Industries, Inc	66
1,498	*	NS Group, Inc	49
10,718		Nucor Corp	489
2,745	*	Oregon Steel Mills, Inc	47
4,370		Precision Castparts Corp	340
1,713		Quanex Corp	91
733		Roanoke Electric Steel Corp	12
1,496	*	RTI International Metals, Inc	47
1,362		Schnitzer Steel Industries, Inc (Class A)	32
2,601		Steel Dynamics, Inc	68
697		Steel Technologies, Inc	12
1,141	*	Superior Essex, Inc	20
1,500		Texas Industries, Inc	84
455	*	Titanium Metals Corp	26
1,864		Tredegar Corp	29
7,519		United States Steel Corp	258
917	*	Wheeling-Pittsburgh Corp	14
4,742		Worthington Industries, Inc	75

		TOTAL PRIMARY METAL INDUSTRIES	5,914

PRINTING AND PUBLISHING – 1.16%
4,531		American Greetings Corp (Class A)	120
1,700		Banta Corp	77
6,438		Belo (A.H.) Corp Series A	154
2,400		Bowne & Co, Inc	35
3,345	*	Cenveo, Inc	25
734	*	Consolidated Graphics, Inc	30
594		Courier Corp	23
269		CSS Industries, Inc	9
10,104		Dex Media, Inc	247
3,782		Dow Jones & Co, Inc	134
4,663	*	Dun & Bradstreet Corp	287
1,693		Ennis, Inc	31
5,477		EW Scripps Co	267
16,746		Gannett Co, Inc	1,191
2,000		Harland (John H.) Co	76
3,853		Harte-Hanks, Inc	115
3,730		Hollinger International, Inc	37
1,862		Journal Communications, Inc	31
2,824	*	Journal Register Co	50
5,128		Knight Ridder, Inc	315
3,200		Lee Enterprises, Inc	128
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	44
1,372		McClatchy Co (Class A)	90
25,500		McGraw-Hill Cos, Inc	1,128
1,668		Media General, Inc (Class A)	108
2,746		Meredith Corp	135
9,902		New York Times Co (Class A)	308
945	*	Playboy Enterprises, Inc (Class B)	12
2,200	*	Presstek, Inc	25
9,402	*	Primedia, Inc	38
1,771	*	R.H. Donnelley Corp	110

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

14,343		R.R. Donnelley & Sons Co	495
6,850		Reader’s Digest Association, Inc (Class A)	113
2,073	*	Scholastic Corp	80
1,179		Standard Register Co	19
576		Thomas Nelson, Inc	13
16,125		Tribune Co	567
3,518	*	Valassis Communications, Inc	130
95,760		Viacom, Inc (Class B)	3,066
396		Washington Post Co (Class B)	331
3,300		Wiley (John) & Sons, Inc (Class A)	131

		TOTAL PRINTING AND PUBLISHING	10,325

RAILROAD TRANSPORTATION – 0.45%
25,279		Burlington Northern Santa Fe Corp	1,190
14,558		CSX Corp	621
2,172		Florida East Coast Industries	94
1,567	*	Genesee & Wyoming, Inc (Class A)	43
5,512	*	Kansas City Southern Industries, Inc	111
27,143		Norfolk Southern Corp	840
17,685		Union Pacific Corp	1,146

		TOTAL RAILROAD TRANSPORTATION	4,045

REAL ESTATE – 0.12%
2,872	*	Alderwoods Group, Inc	41
520	*	California Coastal Communities, Inc	18
3,368	*	CB Richard Ellis Group, Inc	148
378		Consolidated-Tomoka Land Co	32
2,222		Forest City Enterprises, Inc (Class A)	158
2,179	*	Jones Lang LaSalle, Inc	96
900		Orleans Homebuilders, Inc	21
5,110		St. Joe Co	417
7,137		Stewart Enterprises, Inc (Class A)	47
2,118	*	Trammell Crow Co	51
300	*	ZipRealty, Inc	4

		TOTAL REAL ESTATE	1,033

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS – 0.10%
1,193	*	Applied Films Corp	31
4,500		Cooper Tire & Rubber Co	84
623	*	Deckers Outdoor Corp	15
10,579	*	Goodyear Tire & Rubber Co	158
1,946	*	Jarden Corp	105
2,068		Schulman (A.), Inc	37
5,633	*	Sealed Air Corp	280
1,100	*	Skechers U.S.A., Inc (Class A)	16
2,188		Spartech Corp	39
861		Titan International, Inc	12
714	*	Trex Co, Inc	18
3,650		Tupperware Corp	85
1,884		West Pharmaceutical Services, Inc	53

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	933

SECURITY AND COMMODITY BROKERS – 2.17%
5,277		A.G. Edwards, Inc	238
15,965	*	Ameritrade Holding Corp	297
1,974	*	Archipelago Holdings, Inc	77
7,593		Bear Stearns Cos, Inc	789
465		BKF Capital Group, Inc	18
1,430		Blackrock, Inc	115
1,547		Calamos Asset Management, Inc (Class A)	42
70,748		Charles Schwab Corp	798
2,296		Chicago Mercantile Exchange	678
586		Cohen & Steers, Inc	12
24,794	*	E*Trade Financial Corp	347
9,527		Eaton Vance Corp	228
5,631		Federated Investors, Inc (Class B)	169
10,954		Franklin Resources, Inc	843

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

448		Gabelli Asset Management, Inc (Class A)	20
394	*	GFI Group, Inc	14
27,614		Goldman Sachs Group, Inc	2,817
803		Greenhill & Co, Inc	33
8,390	*	Instinet Group, Inc	44
761	*	International Securities Exchange, Inc	19
3,127	*	Investment Technology Group, Inc	66
15,473		Janus Capital Group, Inc	233
3,529		Jefferies Group, Inc	134
8,064	*	Knight Capital Group, Inc	61
3,465	*	LaBranche & Co, Inc	22
7,113		Legg Mason, Inc	741
18,607		Lehman Brothers Holdings, Inc	1,847
1,518	*	MarketAxess Holdings, Inc	17
63,405		Merrill Lynch & Co, Inc	3,488
73,699		Morgan Stanley	3,867
582	*	Morningstar, Inc	16
2,980	*	Nasdaq Stock Market, Inc	56
3,657		Nuveen Investments, Inc	138
1,419		optionsXpress Holdings, Inc	22
1,356	*	Piper Jaffray Cos	41
4,251		Raymond James Financial, Inc	120
870		Sanders Morris Harris Group, Inc	15
4,685		SEI Investments Co	175
501	*	Stifel Financial Corp	12
1,151		SWS Group, Inc	20
8,760		T Rowe Price Group, Inc	548
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	100

		TOTAL SECURITY AND COMMODITY BROKERS	19,341

SOCIAL SERVICES – 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	75
617	*	Providence Service Corp	15
1,211	*	Res-Care, Inc	16

		TOTAL SOCIAL SERVICES	106

SPECIAL TRADE CONTRACTORS – 0.04%
2,453	*	Asiainfo Holdings, Inc	14
1,686		Chemed Corp	69
2,673	*	Comfort Systems U.S.A., Inc	18
3,450	*	Dycom Industries, Inc	68
1,050	*	EMCOR Group, Inc	51
1,632	*	Insituform Technologies, Inc (Class A)	26
685	*	Layne Christensen Co	14
7,852	*	Quanta Services, Inc	69

		TOTAL SPECIAL TRADE CONTRACTORS	329

STONE, CLAY, AND GLASS PRODUCTS – 0.11%
2,068		Apogee Enterprises, Inc	32
1,725	*	Cabot Microelectronics Corp	50
962		CARBO Ceramics, Inc	76
1,237		Eagle Materials, Inc	114
10,662		Gentex Corp	194
2,300		Lafarge North America, Inc	144
1,000		Libbey, Inc	16
10,234	*	Owens-Illinois, Inc	256
2,500	*	USG Corp	106

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	988

TEXTILE MILL PRODUCTS – 0.01%
732	*	Dixie Group Inc	13
874		Oxford Industries, Inc	37

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

905	*	Xerium Technologies, Inc	11

		TOTAL TEXTILE MILL PRODUCTS	61

TOBACCO PRODUCTS – 1.14%
139,296		Altria Group, Inc	9,007
4,176		Loews Corp (Carolina Group)	139
5,747		Reynolds American, Inc	453
1,760		Universal Corp (Virginia)	77
11,122		UST, Inc	508
1,645		Vector Group Ltd	30

		TOTAL TOBACCO PRODUCTS	10,214

TRANSPORTATION BY AIR – 0.36%
3,864	*	ABX Air, Inc	31
5,873	*	Airtran Holdings, Inc	54
1,734	*	Alaska Air Group, Inc	52
2,003	*	America West Holdings Corp (Class B)	12
10,953	*	AMR Corp	133
4,581	*	Continental Airlines, Inc (Class B)	61
8,490	*	Delta Air Lines, Inc	32
2,828	*	EGL, Inc	57
2,603	*	ExpressJet Holdings, Inc	22
20,320		FedEx Corp	1,646
2,150	*	Frontier Airlines, Inc	22
6,297	*	JetBlue Airways Corp	129
782	*	MAIR Holdings, Inc	7
2,151	*	Mesa Air Group, Inc	14
5,197	*	Northwest Airlines Corp	24
1,574	*	Offshore Logistics, Inc	52
1,500	*	Pinnacle Airlines Corp	13
347	*	Republic Airways Holdings, Inc	5
4,035		Skywest, Inc	73
52,757		Southwest Airlines Co	735
1,552	*	World Air Holdings, Inc	18

		TOTAL TRANSPORTATION BY AIR	3,192

TRANSPORTATION EQUIPMENT - 2.35%
2,761	*	AAR Corp	43
772	*	Accuride Corp	8
1,438	*	Aftermarket Technology Corp	25
2,936		American Axle & Manufacturing Holdings, Inc	74
1,100		Arctic Cat, Inc	23
2,301	*	Armor Holdings, Inc	91
4,699		ArvinMeritor, Inc	84
6,146		Autoliv, Inc	269
55,586		Boeing Co	3,669
6,584		Brunswick Corp	285
3,374		Clarcor, Inc	99
1,035		Coachmen Industries, Inc	13
10,224		Dana Corp	153
32,196		Delphi Corp	150
3,359		Federal Signal Corp	52
3,728	*	Fleetwood Enterprises, Inc	38
118,980		Ford Motor Co	1,218
543	*	Freightcar America, Inc	11
3,656	*	GenCorp, Inc	70
13,480		General Dynamics Corp	1,477
31,064		General Motors Corp	1,056
11,734		Genuine Parts Co	482
8,131		Goodrich Corp	333
394		Greenbrier Cos, Inc	11
1,297	*	Group 1 Automotive, Inc	31
19,150		Harley-Davidson, Inc	950
2,800		Harsco Corp	153
2,622	*	Hayes Lemmerz International, Inc	19
1,585		Heico Corp	37

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

6,203		ITT Industries, Inc	606
3,200		JLG Industries, Inc	88
1,612		Kaman Corp (Class A)	29
24,851		Lockheed Martin Corp	1,612
4,500	v*	Mascotech (Escrow)	—
1,720		Monaco Coach Corp	29
4,275	*	Navistar International Corp	137
441		Noble International Ltd	10
24,147		Northrop Grumman Corp	1,334
3,100	*	Orbital Sciences Corp	31
2,450		Oshkosh Truck Corp	192
11,689		Paccar, Inc	795
10,282	*	Pactiv Corp	222
2,935		Polaris Industries, Inc	158
640	*	R&B, Inc	9
420	*	Sequa Corp (Class A)	28
1,197		Smith (A.O.) Corp	32
500		Standard Motor Products, Inc	7
1,631		Superior Industries International, Inc	39
2,719	*	Tenneco Automotive, Inc	45
8,002		Textron, Inc	607
2,448		Thor Industries, Inc	77
2,774		Trinity Industries, Inc	89
1,426	*	Triumph Group, Inc	49
2,648	*	TRW Automotive Holdings Corp	65
68,847		United Technologies Corp	3,535
1,883		Wabash National Corp	46
3,132		Westinghouse Air Brake Technologies Corp	67
2,242		Winnebago Industries, Inc	73

		TOTAL TRANSPORTATION EQUIPMENT	20,935

TRANSPORTATION SERVICES - 0.13%
400		Ambassadors Group, Inc	15
5,760		C.H. Robinson Worldwide, Inc	335
783	*	Dynamex, Inc	13
7,094		Expeditors International of Washington, Inc	353
2,972		GATX Corp	103
1,410	*	HUB Group, Inc	35
872	*	Navigant International, Inc	13
2,493	*	Pacer International, Inc	54
1,800	*	Pegasus Solutions, Inc	20
2,021	*	RailAmerica, Inc	24
8,602		Sabre Holdings Corp	172

		TOTAL TRANSPORTATION SERVICES	1,137

TRUCKING AND WAREHOUSING - 0.45%
1,500		Arkansas Best Corp	48
3,458		CNF, Inc	155
424	*	Covenant Transport, Inc (Class A)	6
2,242		Forward Air Corp	63
1,009	*	Frozen Food Express Industries	11
3,217		Heartland Express, Inc	63
8,000		Hunt (J.B.) Transport Services, Inc	154
4,256	*	Landstar System, Inc	128
635	*	Marten Transport Ltd	13
1,145	*	Old Dominion Freight Line	31
1,947		Overnite Corp	84
421	*	P.A.M. Transportation Services	7
900	*	SCS Transportation, Inc	16
1,500	*	Sirva, Inc	13
3,105	*	Swift Transportation Co, Inc	72
400	*	U.S. Xpress Enterprises, Inc (Class A)	5
41,146		United Parcel Service, Inc (Class B)	2,846
341	*	USA Truck, Inc	8
3,416		Werner Enterprises, Inc	67
3,917	*	Yellow Roadway Corp	199

		TOTAL TRUCKING AND WAREHOUSING	3,989

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

WATER TRANSPORTATION - 0.05%
2,950		Alexander & Baldwin, Inc	137
844	*	Gulfmark Offshore, Inc	23
972	*	Hornbeck Offshore Services, Inc	26
1,507	*	Kirby Corp	68
583		Maritrans, Inc	16
2,396	*	Odyssey Marine Exploration, Inc	12
1,898		Overseas Shipholding Group, Inc	113
600	*	Seabulk International, Inc	13

		TOTAL WATER TRANSPORTATION	408

WHOLESALE TRADE-DURABLE GOODS - 1.90%
384	*	1-800 Contacts, Inc	7
5,979		Adesa, Inc	130
2,158		Agilysys, Inc	34
2,071		Applied Industrial Technologies, Inc	67
8,011	*	Arrow Electronics, Inc	218
2,054	*	Aviall, Inc	65
8,101	*	Avnet, Inc	182
1,038		Barnes Group, Inc	34
1,102	*	Beacon Roofing Supply, Inc	29
691		BlueLinx Holdings, Inc	7
3,872		BorgWarner, Inc	208
878		Building Materials Holding Corp	61
702	*	Castle (A.M.) & Co	11
7,864	*	Cytyc Corp	173
1,490	*	Digi International, Inc	18
376	*	Drew Industries, Inc	17
2,198	*	Genesis Microchip, Inc	41
4,258		Hughes Supply, Inc	120
913	*	Huttig Building Products, Inc	10
8,207		IKON Office Solutions, Inc	78
1,091	*	Imagistics International, Inc	30
8,393	*	Ingram Micro, Inc (Class A)	131
3,362	*	Insight Enterprises, Inc	68
800	*	Interline Brands, Inc	16
200,079		Johnson & Johnson	13,005
1,077	*	Keystone Automotive Industries, Inc	27
2,533		Knight Transportation, Inc	62
300		Lawson Products, Inc	12
1,014	*	LKQ Corp	27
3,352		Martin Marietta Materials, Inc	232
763	*	Merge Technologies, Inc	14
1,454	*	Navarre Corp	12
7,218		Omnicare, Inc	306
2,729		Owens & Minor, Inc	88
9,236	*	Patterson Cos, Inc	416
4,013		Pep Boys-Manny Moe & Jack	54
4,800	*	PSS World Medical, Inc	60
1,959		Reliance Steel & Aluminum Co	73
1,661		Ryerson Tull, Inc	24
3,706		SCP Pool Corp	130
255	*	Strattec Security Corp	14
12,134	*	Sycamore Networks, Inc	42
1,514	*	TBC Corp	41
4,029	*	Tech Data Corp	147
3,517	*	Tyler Technologies, Inc	27
9,045	*	Visteon Corp	55
5,191		W.W. Grainger, Inc	284
2,165	*	WESCO International, Inc	68
744	*	West Marine, Inc	13

		TOTAL WHOLESALE TRADE-DURABLE GOODS	16,988

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

WHOLESALE TRADE-NONDURABLE GOODS - 1.01%
4,181		Airgas, Inc	103
2,283	*	Allscripts Healthcare Solutions, Inc	38
7,022		AmerisourceBergen Corp	486
2,511	*	BioScrip, Inc	15
3,695		Brown-Forman Corp (Class B)	223
28,804		Cardinal Health, Inc	1,658
909	*	Central European Distribution Corp	34
10,129	*	Dean Foods Co	357
3,261	*	Endo Pharmaceuticals Holdings, Inc	86
284	*	Green Mountain Coffee, Inc	10
1,696	*	Hain Celestial Group, Inc	33
1,800		Handleman Co	30
6,063	*	Henry Schein, Inc	252
500		Kenneth Cole Productions, Inc (Class A)	16
1,830		K-Swiss, Inc (Class A)	59
231	*	Maui Land & Pineapple Co	9
20,175		McKesson Corp	904
3,103	*	Men’s Wearhouse, Inc	107
1,402	*	Metals USA, Inc	27
1,570		Myers Industries, Inc	20
785		Nash Finch Co	29
12,512		Nike, Inc (Class B)	1,083
3,652		Nu Skin Enterprises, Inc (Class A)	85
718	*	Nuco2, Inc	18
3,222	*	Performance Food Group Co	97
652	*	Perry Ellis International, Inc	15
2,341	*	Priority Healthcare Corp (Class B)	59
303	*	Provide Commerce, Inc	7
3,250		Reebok International Ltd	136
30,197		Safeway, Inc	682
1,539	*	School Specialty, Inc	72
900	*	Smart & Final, Inc	11
2,212	*	Source Interlink Cos, Inc	27
1,382	*	Spartan Stores, Inc	20
2,696		Stride Rite Corp	37
9,074		Supervalu, Inc	296
42,578		Sysco Corp	1,541
442		The Andersons, Inc	16
2,162	*	Tractor Supply Co	106
2,025	*	TreeHouse Foods, Inc	58
2,582	*	United Natural Foods, Inc	78
2,230	*	United Stationers, Inc	109
423		Valhi, Inc	7

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,056

		TOTAL COMMON STOCKS (Cost $705,550)	892,024

		TOTAL PORTFOLIO - 99.95% (Cost $705,570)	892,024
		OTHER ASSETS AND LIABILITIES, NET - 0.05%	464

		NET ASSETS - 100.00%	$892,488

*	Non-income producing

b	In bankruptcy

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2005, the value of theses securities amounted to $0 or 0.00% of net assets.

v	Security valued at fair value.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION - Stock Index Account

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Account are as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$—	$—

Item 11. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

11(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)	Section 906 certification. (EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 18, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 18, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: August 18, 2005	By:	/s/ Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer, Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)	Section 906 certification (EX-99.906CERT)